                                EVERGREEN
                          MONEY MARKET FUNDS

       (photo of cash) (photo of eagle) (photo of coins)


                        (photo of evergreens)

                          1995 Annual Report
                  A Shares    B Shares    Y Shares


                          (Evergreen logo)
                              Evergreen
                                Funds

                          EVERGREEN MONEY MARKET FUNDS
                               TABLE OF CONTENTS

                                                  A Review of the Past Year
(photo of cash)                                   and Prospects for the Future..............................................     1
                                    MONEY MARKET  A Report From Your Portfolio Manager......................................     3
                                            FUND  Statement of Investments..................................................     4
                                                  Statement of Assets and Liabilities.......................................     8
                                                  Statement of Operations...................................................     9
                                                  Statement of Changes in Net Assets........................................    10
                                                  Financial Highlights......................................................    11

 (photo of eagle)                     TAX-EXEMPT  A Report From Your Portfolio Manager......................................   13
                               MONEY MARKET FUND  Statement of Investments..................................................   14
                                                  Statement of Assets and Liabilities.......................................   26
                                                  Statement of Operations...................................................   27
                                                  Statement of Changes in Net Assets........................................   28
                                                  Financial Highlights......................................................   29

 (photo of coins)                       TREASURY  A Report From Your Portfolio Manager......................................   30
                               MONEY MARKET FUND  Statement of Investments..................................................   31
                                                  Statement of Assets and Liabilities.......................................   32
                                                  Statement of Operations...................................................   33
                                                  Statement of Changes in Net Assets........................................   34
                                                  Financial Highlights......................................................   35

                                                  Combined Notes to Financial Statements....................................   36
                                                  Report of Independent Accountants -- Price Waterhouse LLP.................   42
                                                  Independent Auditors' Report -- KPMG Peat Marwick LLP.....................   43
                                                  Trustees and Officers.....................................................  IBC

                          EVERGREEN MONEY MARKET FUNDS
A REVIEW OF THE PAST YEAR AND
PROSPECTS FOR THE FUTURE
BY STEPHEN A. LIEBER, CHAIRMAN
EVERGREEN ASSET MANAGEMENT CORP.
   In projecting the outlook for the United States
economy in the final months of 1995, one central fact
dominates the discussion; inflation is being held to   (photo of Stephen Lieber)
the very low single digits. For a nation which has, for over twenty-five years, been preoccupied in all economic forecasting with apprehension over the outlook for inflation, this is a period of remarkable calm. Instead of concerns over inflation, the dominant anxiety with which investors look to the future, is now that of the price level of securities; stocks and bonds. That price level, however, is a reflection of changing perceptions of the inflation risk. Comparison of inflation rates, interest rates, and equity valuation, at the beginning of the long-bull market which began in the summer of 1982, clarifies these points. The inflation rate fell from 7.2% in the second quarter of 1982, to 2.5% in the third quarter of 1995. Thirty-year U.S. Treasury Bond yields fell from 12.97% to 6.52%, and 90-day U.S. Treasury Bill rates from 11.91% to 5.31%, while price/earnings ratios have risen (on the S&P 500 Stock Index) from 7.8 times to 16.6 times. Clearly, both bonds and stocks are worth more in this environment of lowered inflation and reduced inflationary expectations.

   Thus far, in 1995, the hoped for "soft landing" of the economy into a slower, non-inflationary expansion has been achieved. The issue of its future course is, however, open to analysis and debate. There can be little debate over today's cautious policies. There is a broad acceptance of the need to sustain low leverage financial policies; minimizing the build-up of debt by both government and industry, accelerating productivity gains, and economizing resources. This is not only an anti-inflationary mentality, but it is also a conservative, counter-expansionary economic growth policy. Politicians are prouder of cut-backs than of expansion in public services. Businessmen boast of "re-engineering" which results in lay-offs, rather than of hiring. When new facilities are built, they are described as enhancers of productivity, not just as producers of products or services. Business and labor alike think of their pricing as competing in the world market. Industry wants to sell in the world markets, and labor does not want to be outpriced by alternative manufacturing sources in low labor cost countries. These policies push productivity, price-restraint, and wage-restraint.
   Policies of restraint, evident in so many sectors of the economy, lead some observers to apprehensions that they will be over-done. If consumer demand slows and business inventories build, it is argued, then a cycle of manufacturing cutbacks will lead to accelerating lay-offs and another recessionary period. The counter-argument holds that there are enough dynamic growth potentials on the horizon for consumer products and services, and for increasing exports, so that this negative prediction will not be realized. This positive point of view looks to the increasing demand for American products, particularly technologically sophisticated consumer and capital goods products, and the output of our multi-national corporations which sell products in developing countries to accelerate demand for our exports. It holds that the rapid technological change, notably in electronics and communications, is bringing enough new demand from both the industrial and the consumer sectors to act as the catalyst for overall consumer and industrial goods demand growth.
   Whether the "soft landing" scenario continues in the next few months, and the economy shows modest expansion, or a slowdown begins to emerge, the likelihood is that inflation will remain under control. This provides for a continuing pattern of the recently lowered interest rate levels. Whether long-term and short-term interest rates move significantly lower than today's 6.3%, 30-year U.S. Treasury Bonds, and 5.5%, 1-year U. S. Treasury Bills, depends not only on the strengthening or weakening of the domestic economy, but also on the comparative interest rates being paid by other major industrial nations, and the stability of the dollar. Our interest rates must be in equilibrium

                          EVERGREEN MONEY MARKET FUNDS

A REVIEW OF THE PAST YEAR AND
PROSPECTS FOR THE FUTURE -- (continued)

with others, when adjusted for their inflation rates and the values of our currency. Presently, the trends in the major industrial countries, Germany and Japan, suggest continued slower growth than that recently experienced by the American economy, with prospective declining inflationary trends. This should enable the United States Federal Reserve to retain sufficient flexibility, so that rates can be brought down if the economy slows too rapidly and, thus, to sustain our economic strength without being pressured toward unreasonably high interest rates.
   We believe that the general level of valuation of both stocks and bonds is likely to be sustained. Individual equity issues will, of course, reflect prevailing business conditions. Emphasis in owning equities, we believe, should be on powerful business franchises, companies with both leadership and dynamic growth characteristics, providing vital services or products. On average, the level of equities valuation is in line with current interest rate trends, but, it is apparent that large sectors of the market are priced on highly optimistic growth expectations. These sectors and issues are subject to quick and major downward revaluation to the extent that their businesses fail to show strong evidence of continued high growth rates. As the economy remains slower than over the past two years, it will evidently be more difficult to show extraordinary growth rates. Therefore, we anticipate a renewed interest in those businesses which are undervalued in terms of their growth potential, especially those beginning, or, in process of, programs for profit margin improvement and profits growth.
   We continue to believe that the merger and acquisition trend will continue, as larger companies seek to capitalize on opportunities for economies of scale and synergies through mergers and acquisitions. This movement, already strong, is expected to broaden as a deregulatory atmosphere continues to develop through new legislative initiatives.
   In summary, we anticipate an environment where careful selection of equities and careful analysis of current economic trends in fixed income investing will combine to sustain rewarding long-term investment programs.
October 20, 1995

                      EVERGREEN MONEY MARKET ANNUAL REPORT

(photo of cash)

A REPORT FROM YOUR
PORTFOLIO MANAGER
BY ETHEL SUTTON
   We are pleased to bring you the 1995 Annual Report for
Evergreen Money Market Fund. On July 7, 1995, the First Union
Money Market Fund was combined into the Evergreen Money Market     (photo of
Fund. As of August 31, the Fund's assets totalled approximately   Ethel Sutton)
$976 million.
   At their July 6 meeting, the Federal Open Market Committee shaved one-quarter of a percent off the Federal Funds rate, the primary interbank lending rate, in response to the decline in inflation. Since inflationary forces are clearly at bay, many economists are now predicting further interest rate cuts during the remainder of the year.
   We think that interest rates may be headed lower, or at least remain stable through 1995, therefore, we have tried to lock in higher rates for our investors by pushing out the Fund's average days to maturity. On March 1, the Fund's average weighted maturity was 53 days; on August 31, it was 81 days.
   As this strategy indicates, we take a pro-active approach to managing the Fund's investment portfolio. For instance, we often capitalize on market anomalies that can cause similar securities to sell at different prices, and we try to enhance yield by trading on these differences.

   The Fund continues to be well-diversified in high-quality liquid money market instruments. We will continue to strive to provide the same competitive performance that has always been the hallmark of Evergreen Money Market Fund.
AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
* HAD EXPENSES NOT BEEN ABSORBED THE 7-DAY CURRENT AND EFFECTIVE YIELDS AS OF AUGUST 31, 1995, WOULD HAVE BEEN 5.29% AND 5.43%, RESPECTIVELY. YIELDS FLUCTUATE.
10/95
                                                                               3

                          EVERGREEN MONEY MARKET FUND
                            STATEMENT OF INVESTMENTS
(photo of cash)                 AUGUST 31, 1995

PRINCIPAL
  AMOUNT
  (000)                                              VALUE
BANKERS' ACCEPTANCES* -- 3.4%
            Bank of America:
$    1,000  6.16%, 9/18/95....................... $    997,091
     3,000  6.16%, 9/20/95.......................    2,990,247
     2,000  6.16%, 9/25/95.......................    1,991,787
     5,000  Bank of Tokyo, Ltd.,
            6.18%, 9/22/95.......................    4,981,975
            CoreStates Bank:
     1,000  5.64%, 2/1/96........................      976,030
     4,000  5.64%, 2/13/96.......................    3,896,600
     3,000  Credit Suisse,
            5.98%, 11/2/95.......................    2,969,103
            Mitsubishi Bank, Ltd.:
     1,000  6.05%, 9/22/95.......................      996,471
     1,500  6.06%, 10/16/95......................    1,488,637
     7,950  5.74%, 11/21/95......................    7,847,326
     4,501  State Street Bank & Trust Co.,
            5.55%, 12/13/95......................    4,429,919
            TOTAL BANKERS' ACCEPTANCES
            (COST $33,565,186)...................   33,565,186
CERTIFICATES OF DEPOSIT -- 5.1%
    10,000  Bayerische Hypotheken-Und
            Wechsel-Bank AG,
            6.10%, 8/19/96.......................   10,000,000
    10,000  Canadian Imperial Holdings Inc.,
            6.00%, 7/19/96.......................   10,000,000
    10,000  First National Bank of Boston,
            6.33%, 9/27/95.......................    9,999,852
    10,000  Huntington National Bank,
            6.05%, 8/1/96........................   10,000,000
    10,000  Societe Generale,
            6.00%, 6/12/96.......................   10,000,000
            TOTAL CERTIFICATES OF DEPOSITS
            (COST $49,999,852)...................   49,999,852
COMMERCIAL PAPER* -- 77.1%
            BANK HOLDING COMPANIES -- 16.6%
            Banca CRT Financial Corp.:
    10,000  5.66%, 2/8/96........................    9,748,444
     5,000  5.70%, 2/28/96.......................    4,857,500
     8,100  Bank of Nova Scotia,
            5.67%, 11/1/95.......................    8,022,179
            Bankers Trust New York Corp.:
    15,000  6.10%, 10/11/95......................   14,898,333
     5,000  5.95%, 11/6/95.......................    4,945,458
    20,000  B.B.V. Finance (DE) Inc.,
            5.55%, 4/22/96.......................   19,278,500

PRINCIPAL
  AMOUNT
  (000)                                              VALUE
            BANK HOLDING COMPANIES -- CONTINUED
            BIL North America Inc.:
$   14,000  5.68%, 10/10/95...................... $ 13,913,853
    13,200  5.68%, 10/13/95......................   13,112,528
            Compagnie Bancaire:
     2,100  5.75%, 10/2/95.......................    2,089,602
     1,400  5.62%, 1/4/96........................    1,372,681
            Great Western Bank:
    10,000  5.75%, 11/2/95.......................    9,900,972
     7,000  5.74%, 11/9/95.......................    6,922,988
    10,000  Internationale Nederlanden
            (U.S.) Funding Corp.,
            5.64%, 2/23/96.......................    9,725,833
     5,700  MPS U.S. Commercial
            Paper Corp.,
            5.65%, 2/7/96........................    5,557,761
            Svenska Handelsbanken Inc.:
     7,500  6.13%, 9/5/95........................    7,494,892
     1,000  6.05%, 9/26/95.......................      995,799
     2,000  6.12%, 9/29/95.......................    1,990,480
     2,100  6.07%, 10/16/95......................    2,084,066
     1,200  5.61%, 2/2/96........................    1,171,202
    10,000  5.67%, 2/2/96........................    9,757,450
    14,000  Westpac Capital Corp.,
            5.61%, 1/22/96.......................   13,688,022
                                                   161,528,543
            CHEMICALS -- 1.9%
            Akzo Nobel America Inc.:
     6,500  5.67%, 11/9/95.......................    6,429,361
    11,500  5.68%, 1/18/96.......................   11,247,792
     1,073  Sinochem American Holdings Inc.,
            (LOC: Credit Suisse),
            5.73%, 10/10/95......................    1,066,339
            DIVERSIFIED -- 7.4%
            Daewoo International Corp.,
            (America), (LOC Korean
            Development Bank):
    10,900  5.77%, 10/5/95.......................   10,840,601
     2,800  5.78%, 10/5/95.......................    2,784,715
     2,500  5.80%, 10/5/95.......................    2,486,306
     8,700  5.80%, 10/18/95......................    8,634,122
    13,000  5.80%, 12/4/95.......................   12,803,122
     8,000  Mitsui & Co. (USA) Inc.,
            5.70%, 11/22/95......................    7,896,133
    25,000  Rexam,
            5.90%, 9/6/95........................   24,979,514



                          EVERGREEN MONEY MARKET FUND
(photo of cash)      STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1995

PRINCIPAL
  AMOUNT
  (000)                                              VALUE
                                                    18,743,492
            DIVERSIFIED -- (CONTINUED)
$    2,000  Sunkyong America Inc.,
            (LOC: Credit Suisse),
            5.73%, 10/10/95...................... $  1,987,585
                                                    72,412,098
            ELECTRIC POWER -- 1.7%
     9,002  FPL Fuels Inc.,
            (LOC: Sumitomo Bank, Ltd.),
            5.78%, 10/30/95......................    8,916,726
     8,000  IES Utilities Inc.,
            5.75%, 9/26/95.......................    7,968,056
                                                    16,884,782
            ELECTRONICS -- 4.0%
            Hitachi Credit America Corp.:
     7,000  5.72%, 11/22/95......................    6,908,798
     3,000  5.67%, 2/23/96.......................    2,917,312
    10,000  Seiko Corp. of America,
            (LOC: Dai-Ichi Kangyo Bank, Ltd.),
            6.10%, 10/17/95......................    9,922,056
            Toshiba America Inc.:
     9,000  6.18%, 9/11/95.......................    8,984,550
    10,000  5.88%, 11/7/95.......................    9,890,567
                                                    38,623,283
            FINANCE -- 15.1%
    10,000  Arena Funding Corp.,
            (LOC: Bank of Tokyo, Ltd.),
            5.82%, 12/29/95......................    9,807,617
            B.I. Funding Inc.:
    18,000  5.70%, 9/29/95.......................   18,019,757
     2,000  5.76%, 10/18/95......................    1,984,960
     5,102  Broadway Capital Corp.,
            (LOC: Bank of Tokyo, Ltd.),
            5.95%, 9/1/95........................    5,102,000
    10,406  Dynamic Funding Corp.,
            (LOC: Fuji Bank, Ltd.),
            5.90%, 10/2/95.......................   10,353,132
            Finova Capital Corp.:
     5,000  5.79%, 9/7/95........................    4,995,175
     3,200  6.05%, 9/22/95.......................    3,188,707
     9,000  5.85%, 10/17/95......................    8,932,725
    10,000  5.65%, 1/10/96.......................    9,794,403
    10,000  General Motors Acceptance Corp.,
            5.94%, 9/20/95.......................    9,968,650
            Island Finance Puerto Rico Inc.:
    13,600  5.75%, 9/8/95........................   13,584,794
    10,000  5.70%, 10/16/95......................    9,928,750

PRINCIPAL
  AMOUNT
  (000)                                              VALUE
            FINANCE -- CONTINUED
$   14,000  KFW International Finance Inc.,
            5.72%, 9/25/95....................... $ 13,946,613
     2,900  Merrill Lynch & Co., Inc.,
            6.15%, 9/29/95.......................    2,886,128
    10,000  Sierra Funding Corp.,
            (LOC: Bank of Tokyo, Ltd.),
            5.81%, 10/25/95......................    9,912,850
     5,000  Transamerica Finance Corp.,
            6.05%, 10/20/95......................    4,958,826
    10,000  Tri-Lateral Capital (USA) Inc.,
            (LOC: Industrial Bank of Japan,
            Ltd.),
            5.81%, 11/20/95......................    9,870,889
                                                   147,235,976
            FOOD & BEVERAGES -- 2.5%
    13,500  American Home Food Products Corp.,
            5.72%, 9/22/95.......................   13,454,955
     3,800  Coca Cola Enterprises Inc.,
            5.75%, 9/29/95.......................    3,783,006
     7,200  UBFC Inc.,
            5.78%, 10/3/95.......................    7,163,008
                                                    24,400,969
            INSURANCE -- 2.7%
            Allianz of America Finance Corp.:
    10,000  6.03%, 10/5/95.......................    9,942,861
    11,200  6.05%, 10/5/95.......................   11,136,193
     5,088  5.70%, 11/9/95.......................    5,032,414
                                                    26,111,468
            LEASING -- 2.1%
     5,000  Fleet Funding Inc.,
            5.74%, 10/6/95.......................    4,972,097
            International Lease Finance Corp.,
     3,600  6.18%, 9/25/95.......................    3,585,168
     1,900  5.63%, 10/12/95......................    1,887,817
    10,000  Orix America Inc.,
            (LOC: Sanwa Bank, Ltd.),
            5.90%, 9/6/95........................    9,991,806
                                                    20,436,888
            MACHINERY, EQUIPMENT &
            AUTOS -- 10.8%
            American Honda Finance Corp.:
    17,000  5.78%, 9/22/95.......................   16,942,682
     3,000  6.18%, 9/22/95.......................    2,989,185
     3,600  6.18%, 9/26/95.......................    3,584,550

                                                                               5

                          EVERGREEN MONEY MARKET FUND
(photo of cash)      STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1995

PRINCIPAL
  AMOUNT
  (000)                                              VALUE
            MACHINERY, EQUIPMENT &
            AUTOS -- (CONTINUED)
                          BMW U.S. Capital Corp.:
$      800  6.15%, 9/22/95....................... $    797,130
     5,500  6.14%, 9/25/95.......................    5,477,487
     3,100  6.16%, 9/27/95.......................    3,086,208
     4,500  5.70%, 10/31/95......................    4,457,250
     5,000  5.75%, 11/15/95......................    4,940,104
            BTR Dunlop Finance Inc.:
    10,000  6.15%, 9/13/95.......................    9,979,500
    10,000  6.153%, 9/13/95......................    9,979,500
     1,800  Cooperative Association of Tractor
            Dealers Inc.,
            6.00%, 9/8/95........................    1,797,900
     4,900  Dealers Capital Access Trust Inc.,
            5.70%, 11/17/95......................    4,840,261
     3,700  Hyundai Motor Finance Co.,
            (LOC: Bank of America),
            6.16%, 9/25/95.......................    3,684,805
            Toyota Motor Credit Corp.:
     5,000  6.15%, 12/27/95......................    4,900,063
     5,000  6.17%, 12/29/95......................    4,898,024
    23,400  Whirlpool Financial Corp.,
            5.75%, 9/7/95........................   23,377,575
                                                   105,732,224
            NATURAL GAS -- 0.8%
     7,500  Southern California Gas Co.,
            5.60%, 3/1/96........................    7,287,667
            OIL -- 1.6%
     1,000  Deer Park Refining Limited
            Partnership,
            5.70%, 9/15/95.......................      997,783
    15,000  Pemex Capital Inc.,
            5.90%, 9/5/95........................   14,990,167
                                                    15,987,950


PRINCIPAL
  AMOUNT
  (000)                                              VALUE
            PHARMACEUTICALS & HEALTHCARE -- 5.7%
$   15,000  American Home Products Corp.,
            5.94%, 9/7/95........................ $ 14,985,150
            Massachusetts College of Pharmacy and
            Allied Health Services:
     1,600  5.80%, 10/10/95......................    1,589,947
     8,728  5.70%, 10/19/95......................    8,661,667
     1,600  A.H. Robbins Co., Inc.,
            5.87%, 9/18/95.......................    1,595,565
    10,000  Sandoz Corp.,
            5.70%, 11/7/95.......................    9,893,917
            Sherwood Medical Co.:
    10,000  5.95%, 9/5/95........................    9,993,389
     8,400  5.72%, 9/18/95.......................    8,377,311
                                                    55,096,946
            REAL ESTATE -- 1.1%
     1,200  Copley Financing Corp.,
            5.78%, 9/5/95........................    1,199,229
    10,000  Embarcadero Center Venture (Three)
            (LOC: Dai-Ichi Kangyo Bank, Ltd.),
            5.70%, 10/5/95.......................    9,946,167
                                                    11,145,396
            RETAIL -- 1.0%
     4,800  Dayton Hudson Corp.,
            5.70%, 10/16/95......................    4,765,800
     5,000  Hasbro Inc.,
            5.63%, 12/20/95......................    4,913,986
                                                     9,679,786
            TELECOMMUNICATIONS -- 1.1%
    10,000  Nynex Corp.,
            6.06%, 9/25/95.......................    9,959,600
     1,000  US West Communications Inc.,
            5.70%, 9/18/95.......................      997,308
                                                    10,956,908
6

                          EVERGREEN MONEY MARKET FUND
(photo of cash)       STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1995

PRINCIPAL
  AMOUNT
  (000)                                              VALUE
            TRANSPORTATION -- 1.0%
$   10,000  JAL Capital Corp.,
            5.72%, 11/17/95...................... $  9,877,655
            TOTAL COMMERCIAL PAPER
            (COST $752,142,031)..................  752,142,031
CORPORATE NOTES -- 13.3%
     5,000  American Honda Finance Corp.,
            5.937%, 1/26/96 (VR).................    5,000,000
     4,000  Beta Finance Inc.,
            6.05%, 9/7/95 (VR)...................    3,999,967
    13,820  Central Fidelity Bank, VA,
            4.785%, 2/15/96......................   13,737,663
     4,000  CIT Group Holdings Inc.,
            5.95%, 9/18/95 (VR)..................    3,999,755
     7,000  Dean Witter Discover & Co.,
            6.119%, 12/15/95 (VR)................    7,002,915
     5,000  FCC National Bank of Wilmington (DE),
            5.60%, 11/8/95 (VR)..................    4,999,034
    20,000  First Bank of Sioux Falls,
            South Dakota,
            5.825%, 2/5/96 (VR)..................   19,995,783
     5,000  General Electric Captital Corp.,
            6.07%, 11/21/95 (VR).................    4,999,778
            General Motors Acceptance Corp.:
     4,500  5.95%, 2/23/96.......................    4,468,401
     5,000  6.40%, 3/1/96 (VR)...................    4,999,646
     3,000  Hanson Overseas,
            5.50%, 1/15/96.......................    2,980,069
     8,000  Lehman Brothers Holdings Inc.,
            7.68%, 2/12/96.......................    8,025,628
     8,000  Merrill Lynch & Co., Inc.,
            5.997%, 2/20/96 (VR).................    8,000,378

PRINCIPAL
  AMOUNT
  (000)                                              VALUE
            CORPORATE NOTES -- CONTINUED
$    5,000  Morgan (J.P.) & Co., Inc.,
            6.20%, 5/13/96....................... $  5,000,000
    20,000  Morgan Guaranty Trust Co. of N.Y.,
            6.10%, 8/21/96.......................   20,000,000
    12,456  Student Loan Marketing Association,
            6.08%, 7/1/96........................   12,505,859
            TOTAL CORPORATE NOTES
            (COST $129,714,876)..................  129,714,876
MUTUAL FUND SHARES -- .6%
     5,910  Lehman Prime Value Money Market Fund
            Series A (at net asset value)
            (COST $5,910,419)....................    5,910,419

TAXABLE MUNICIPAL -- .7%
     6,250  Metrocrest Hospital Authority,
            5.791%, 11/1/95
            (COST $6,188,669)...................    6,188,669
            TOTAL INVESTMENTS
            (COST $977,521,033).........  100.2%  977,521,033
            OTHER ASSETS &
            LIABILITIES -- NET..........  (0.2)    (1,770,806)
            NET ASSETS..................  100.0% $975,750,227

LOC -- Letter of Credit
*These securities held by the Fund at August 31, 1995 are traded on a discount basis; the interest rate shown is the discount rate to be earned at the time of purchase by the Fund.
VR -- Variable Rate Securities -- Interest rates presented for these securities are those in effect at August 31, 1995. These securities represent 6% of total investments at August 31, 1995.
See accompanying notes to financial statements.
                                                                               7

                          EVERGREEN MONEY MARKET FUND
(photo of cash)       STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 1995

ASSETS:
   Investments at value (amortized cost $977,521,033)............................................................  $977,521,033
   Cash..........................................................................................................       554,675
   Interest and dividends receivable.............................................................................     1,410,806
   Receivable for Fund shares sold...............................................................................       783,013
   Prepaid expenses..............................................................................................        50,994
         Total assets............................................................................................   980,320,521
LIABILITIES:
   Dividend payable..............................................................................................     2,602,630
   Payable for Fund shares repurchased...........................................................................     1,249,408
   Accrued expenses..............................................................................................       458,825
   Accrued advisory fee..........................................................................................       259,431
         Total liabilities.......................................................................................     4,570,294
NET ASSETS.......................................................................................................  $975,750,227
NET ASSETS CONSIST OF:
   Paid-in capital...............................................................................................  $976,271,292
   Accumulated net realized loss on investment transactions......................................................      (521,065)
         Net assets..............................................................................................  $975,750,227
CALCULATION OF NET ASSET VALUE PER SHARE:
Class A Shares ($685,155,403 685,140,995 shares of beneficial interest outstanding)..............................         $1.00
Class B Shares ($7,926,965 7,926,747 shares of beneficial interest outstanding)..................................         $1.00
Class Y Shares ($282,667,859 283,199,275 shares of beneficial interest outstanding)..............................         $1.00

See accompanying notes to financial statements.

                          EVERGREEN MONEY MARKET FUND
(photo of cash)             STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 1995

INVESTMENT INCOME:
   Interest.......................................................................................               $21,475,028
EXPENSES:
   Advisory fee...................................................................................  $1,831,518
   Distribution fee -- Class A shares.............................................................     280,287
   Distribution fee -- Class B shares.............................................................       9,349
   Shareholder services fee -- Class B shares.....................................................       3,116
   Transfer agent fee.............................................................................     343,812
   Registration and filing fees...................................................................     297,098
   Professional fees..............................................................................      67,293
   Reports and notices to shareholders............................................................      52,065
   Trustees' fees and expenses....................................................................      34,750
   Custodian fee..................................................................................      32,347
   Insurance......................................................................................      14,712
   Other..........................................................................................      12,825
                                                                                                     2,979,172
   Less: Fee waivers and expense reimbursements...................................................    (750,085)
         Net expenses.............................................................................                 2,229,087
Net investment income.............................................................................                19,245,941
Net realized gain on investments..................................................................                    19,987
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............................................               $19,265,928

See accompanying notes to financial statements.

                          EVERGREEN MONEY MARKET FUND
(photo of cash)        STATEMENT OF CHANGES IN NET ASSETS

                                                                                                             TEN MONTHS
                                                                                            YEAR ENDED          ENDED
                                                                                            AUGUST 31,       AUGUST 31,
                                                                                               1995             1994
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income................................................................  $   19,245,941   $     8,623,202
   Net realized gain (loss) on investments..............................................          19,987          (541,052)
      Net increase in net assets resulting from operations..............................      19,265,928         8,082,150
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A Shares.......................................................................      (4,909,735)               --
   Class B Shares.......................................................................         (56,561)               --
   Class Y Shares.......................................................................     (14,279,645)       (8,623,202)
         Total distributions to shareholders............................................     (19,245,941)       (8,623,202)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold............................................................   1,749,914,977     1,123,908,685
   Proceeds from shares issued from acquisition of
      First Union Money Market Portfolio................................................     642,287,528                --
   Proceeds from reinvestment of distributions..........................................      14,341,469         8,126,641
   Payments for shares redeemed.........................................................  (1,703,929,225)   (1,157,797,109)
      Net increase (decrease) resulting from Fund share transactions....................     702,614,749       (25,761,783)
      Net increase (decrease) in net assets.............................................     702,634,736       (26,302,835)
Net assets:
   Beginning of period..................................................................     273,115,491       299,418,326
   End of period........................................................................  $  975,750,227   $   273,115,491

See accompanying notes to financial statements.

                          EVERGREEN MONEY MARKET FUND
(photo of cash)               FINANCIAL HIGHLIGHTS
                                 CLASS Y SHARES

                                                                       TEN MONTHS
                                                         YEAR ENDED      ENDED
                                                         AUGUST 31,    AUGUST 31,        YEAR ENDED OCTOBER 31,
                                                            1995         1994#        1993        1992        1991
PER SHARE DATA:
Net asset value, beginning of period...................       $1.00        $1.00       $1.00       $1.00       $1.00
Net investment income..................................         .05          .03         .03         .04         .07
Less distributions to shareholders from net investment
   income..............................................        (.05)        (.03)       (.03)       (.04)       (.07)
Net asset value, end of period.........................       $1.00        $1.00       $1.00       $1.00       $1.00
TOTAL RETURN+..........................................         5.4%         2.9%        3.2%        4.2%        6.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..............   $ 283,199     $273,115    $299,418    $357,917    $437,933
Ratios to average net assets:
   Expenses**..........................................         .53%         .32%*       .39%        .36%        .30%
   Net investment income**.............................        5.26%        3.46%*      3.19%       4.18%       6.53%

 # The Fund changed its fiscal year end from October 31 to August 31.
 + Total return is calculated for the periods indicated and is not annualized.
 * Annualized
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                     TEN MONTHS
                                                                       YEAR ENDED      ENDED
                                                                       AUGUST 31,    AUGUST 31,   YEAR ENDED OCTOBER 31,
                                                                          1995         1994#      1993     1992     1991
Expenses.............................................................       .73%           .71%     .71%     .72%     .70%
Net investment income................................................      5.06%          3.07%    2.87%    3.82%    6.13%

See accompanying notes to financial statements.

                          EVERGREEN MONEY MARKET FUND
(photo of cash)               FINANCIAL HIGHLIGHTS

                                                                                                 CLASS A SHARES   CLASS B SHARES
                                                                                                   JANUARY 4,      JANUARY 26,
                                                                                                     1995*            1995*
                                                                                                    THROUGH          THROUGH
                                                                                                   AUGUST 31,       AUGUST 31,
                                                                                                      1995             1995
PER SHARE DATA:
Net asset value, beginning of period...........................................................        $1.00           $1.00
Income from investment operations:
Net investment income..........................................................................          .03             .03
Less distributions to shareholders from net investment income..................................         (.03)           (.03)
Net asset value, end of period.................................................................        $1.00           $1.00
TOTAL RETURN+..................................................................................         3.5%            2.8%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)......................................................     $685,155          $7,927
Ratios to average net assets:
   Expenses**..................................................................................          .81%++         1.51%++
   Net investment income**.....................................................................         5.26%++         4.54%++

 * Commencement of class operations.
 + Total return is calculated on net asset value. Contingent deferred sales charge is not reflected. Total return is calculated for the periods indicated and is not annualized.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                                 CLASS A SHARES   CLASS B SHARES
                                                                                                   JANUARY 4,      JANUARY 26,
                                                                                                     1995*            1995*
                                                                                                    THROUGH          THROUGH
                                                                                                   AUGUST 31,       AUGUST 31,
                                                                                                      1995             1995
Expenses.......................................................................................           1.02%            2.39%
Net investment income..........................................................................           5.05%            3.66%

See accompanying notes to financial statements.
 12

EVERGREEN TAX EXEMPT MONEY MARKET FUND

(Photo of eagle)

A REPORT FROM YOUR PORTFOLIO MANAGER
BY STEVEN C. SHACHAT


   We are pleased to bring you
our 1995 Annual Report. As you know, effective July 7,
1995, First Union Money Tax Free Market Portfolio was      (photo of
combined into Evergreen Tax Exempt Money Market Fund. As   Steven Shachat)
of August 31, the Fund's
assets totalled $976,413,830.
   The Federal Reserve Board relaxed its policy of monetary restraint on July 6, when it lowered the Fed Funds rate. The reduction ended the upward pressure on short-term rates that had prevailed since the beginning of 1994. The Fed's restraint was based on concern about a resurgence of inflation, given the strong economic news then prevailing. However, in July, reports indicated a significant weakening trend in the economy. The July reduction in the Fed Funds rate signaled that economic growth issues outweighed, for a time, Federal Reserve fears of resurgence of inflation. The Fed's easing was limited to a lowering of the Fed Funds rate by 25 basis points (.25%); the discount rate remained at 5.25% -- the level it has been for most of 1995.
   While market fundamentals do affect the short-term municipal market, the overriding influence continues to be market technicals (i.e. supply/ demand). The portfolio holdings that provide the highest degree of liquidity are 1-day and 7-day demand notes. Since the rates on these notes, which the Fund held during the reporting period, are adjusted on a daily or weekly basis, the Fund's fluctuating yields reflected these rapid adjustments over time. For example, the entire tax-exempt note market exhibited significant strength during late June and early July as demand exceeded supply, and short-term yields on securities dropped accordingly. More recently, market conditions have begun to stabilize and yields have returned to more attractive levels. However, over the coming months, we believe supply and demand conditions could still result in market weakness, and thereby provide additional buying opportunities. This does not rule out the possibility of another Fed easing. Nevertheless, we currently expect the market's technical factors to outweigh the effect of any further monetary action.
   Responding to this changing interest rate environment and in anticipation of a flat yield curve in the one-year market, we decreased the Fund's average maturity to 21 days. This strategy has enabled the Fund to benefit from technical aberrations in the market while providing the portfolio with a greater cushion of liquidity.
   As always, whatever the economic environment, we remain committed to our efforts of preserving the integrity of your investment and providing you with top-quality investment results.
* THE FUND'S YIELD MAY VARY, AND THERE CAN BE NO GUARANTEE THAT THE FUND WILL ACHIEVE ITS OBJECTIVE OR ANY PARTICULAR TAX EXEMPT YIELD. INCOME MAY BE SUBJECT TO SOME STATE OR LOCAL TAXES, AND THE FEDERAL ALTERNATIVE MINIMUM TAX FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.
                                                                           10/95

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(photo of eagle)            STATEMENT OF INVESTMENTS
                                AUGUST 31, 1995

   PRINCIPAL
     AMOUNT
     (000)                                           VALUE
 SHORT-TERM MUNICIPAL SECURITIES -- 97.0%
            ALABAMA -- 4.9%

 $ 3,700    Alabama State IDA Industrial
            Development RB (Automation
            Technologies Industries, Inc.),
            3.95% -- VRDN (LOC: Columbus Bank &
            Trust Co.)...........................   $3,700,000
   5,860    City of Northport Multifamily Housing
            Refunding Revenue Warrants
            (Northbrook I Project) 1993 Series A,
            3.80% -- VRDN (LOC: Southtrust Bank
            of Alabama, N.A.)....................    5,860,000
            Commercial Development Authority of
            the City of Birmingham RB Series
            1991, 4.00% -- VRDN (LOC: Amsouth
            Bank, N.A.)
   1,270    Avondale Commerce Park,
            Phase II Project.....................    1,270,000
     720    Southside Business Center
            Project..............................      720,000
   7,335    Education Building Authority of the
            City of Homewood RB (Samford
            University) Series 1988C,
            3.75% -- VRDN (LOC: Amsouth
            Bank, N.A.)..........................    7,335,000
   8,700    IDA of the County of Pinal RB
            (Calsonic, Inc. Project) Series 1985,
            3.70% -- VRDN (LOC: Industrial Bank
            of Japan, Ltd.)......................    8,700,000
   2,875    Industrial Development Board of the
            City of Foley RB (Vulcan, Inc.),
            3.75% -- VRDN (LOC: Amsouth Bank,
            N.A.)................................    2,875,000
   3,500    Industrial Development Board of
            Mobile County RB (Sherman
            International Corp.) Series 1994-A,
            3.90% -- VRDN (LOC: Columbus Bank &
            Trust Co.)...........................    3,500,000
   1,000    Industrial Development Board
            of the City of Tuscaloosa RRB
            (Field Container Corp.) Series 1992,
            3.70% -- VRDN (LOC: American National
            Bank & Trust Co. of Chicago).........    1,000,000
   9,000    Jefferson County Special Obligation
            School Warrants, 3.95% -- VRDN (LOC:
            Columbus Bank
            & Trust Co.).........................    9,000,000

   PRINCIPAL
     AMOUNT
     (000)                                           VALUE

            ALABAMA -- CONTINUED

 $ 1,100    Livingston Industrial Development
            Board RB (Toin Corporation U.S.A.
            Project) Series 1989, 4.00% -- VRDN
            (LOC: Industrial Bank of Japan,
            Ltd.)................................ $  1,100,000
   2,550    State IDA (Alabama) Industrial
            Development RB (Air-Dro Cylinders,
            Inc.), 4.19% -- VRDN (LOC: Southtrust
            Bank
            of Alabama, N.A.)....................    2,550,000
                                                    47,610,000
            ARKANSAS -- .4%
   4,055    City of Magnolia Industrial
            Development RB (American Fuel Cell
            and Coated Fabrics Co. Project)
            Series 1989, 3.95% -- VRDN (LOC:
            Credit Commercial
            de France)...........................    4,055,000
            ARIZONA -- 5.1%
     900    Chandler County IDA Industrial
            Development RB (Parsons Municipal
            Service, Inc.) Series 1983,
            3.95% -- VRDN (LOC: National
            Westminster Bank)....................      900,000
   2,500    County of Coconino Pollution Control
            RB (Arizona Public Service -- Navajo
            Project) Series A, 3.70% -- VRDN
            (LOC: Bank of America, Arizona)......    2,500,000
     200    County of Maricopa IDA Industrial
            Development RB (McClane Co.) Series
            1984, 4.05% -- VRDN (LOC: Barclay's
            Bank)................................      200,000
  22,700    Maricopa County Pollution Control RRB
            (El Paso Electric Co. Palo Verde
            Project) 1984 Series E, 3.85% -- VRDN
            (LOC: Credit Suisse).................   22,700,000
  23,600    Maricopa County Pollution Control RB
            (El Paso Electric Co. Palo Verde
            Project) 1994 Series A, 3.95% -- VRDN
            (LOC: Citibank, N.A.)................   23,600,000
                                                    49,900,000

 14

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
(photo of eagle)                AUGUST 31, 1995


PRINCIPAL
 AMOUNT
  (000)                                              VALUE
 SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED
            CALIFORNIA -- 14.8%

 $ 1,400    City of Barstow Multifamily Housing
            RB (Mercury Savings & Loan
            Association/Rimrock Village
            Apartments Project) 1988 Series A,
            4.10% -- VRDN (LOC: Mercury Savings &
            Loan, Collateralized: U.S. Treasury
            Bills)...............................   $1,400,000
   4,500    City of Corona Multifamily Housing RB
            (Household Bank Project) 1985 Series
            B, 4.175% -- VRDN (LOC: Household
            Bank -- Guaranteed by Household
            Finance Corp.).......................    4,500,000
   3,900    City of Fresno Multifamily Housing RB
            (Housing Heritage Project) Series
            1988A, 3.925% -- VRDN (LOC: Western
            Federal Savings & Loan Association,
            Collateralized: U.S. Treasury
            Bills)...............................    3,900,000
   1,500    City of Hemet Multifamily Housing RB
            (Mercury Savings & Loan
            Association/Sunwest Resort Village
            Project) 1986 Series B, 3.85% -- VRDN
            (LOC: Mercury Savings & Loan,
            Collateralized: U.S.
            Treasury Bills)......................    1,500,000
   8,525    Community Development Commission of
            the City of Oceanside Multifamily
            Housing RB (Parcwood Apartment
            Project) Series 1985A, 4.075% -- VRDN
            (LOC: Western Federal Savings & Loan
            Association, Collateralized: U.S.
            Treasury Bills)......................    8,525,000
  46,715    County of Orange Irvine Coast
            Assessment Dist, No. 88-1 Limited
            Obligation Improvement Bonds,
            3.90% -- VRDN (LOC: Industrial Bank
            of Japan, Ltd., Fuji Bank, Ltd., &
            Mitsubishi Bank, Ltd., 1/3 each).....   46,715,000
  15,375    County of San Bernadino COP (West
            Valley Detention Center),
            3.80% -- VRDN
            (LIQ: Merrill Lynch Capital Services,
            Inc.)**..............................   15,375,000


PRINCIPAL
 AMOUNT
  (000)                                              VALUE

            CALIFORNIA -- CONTINUED
 $10,800    County of San Bernadino Multifamily
            Loan RB (Mercury Savings & Loan
            Association/Pooled Projects) 1985
            Series A, 4.00% -- VRDN (LOC: Mercury
            Savings & Loan, Collateralized: U.S.
            Treasury Bills)......................  $10,800,000
   9,400    Housing Authority of the County of
            Riverside Housing RB (Mercury Savings
            & Loan/McKinley Hills Apartments
            Project) 1985 Series R, 4.20% -- VRDN
            (LOC: Mercury Savings & Loan,
            Collateralized: U.S. Treasury
            Bills)...............................    9,400,000
   4,500    Housing Authority of the City of San
            Diego Multifamily Housing RB (Oro
            Vista Apartments) Series 1987A,
            4.10% -- VRDN
            (LOC: Mercury Savings & Loan,
            Collateralized: U.S. Treasury
            Bills)...............................    4,500,000
   5,000    Housing Authority of the City of
            Santa Ana Multifamily Housing RB
            (Villa Verde Apartments) Series
            1985B, 4.05% -- VRDN
            (LOC: Mercury Savings & Loan,
            Collateralized: U.S. Treasury
            Bills)...............................    5,000,000
   2,700    IDA of the City of Simi Valley
            Industrial Development RB (Wambold
            Furniture Project) Series 1984,
            4.35% -- VRDN (LOC: Wells Fargo Bank,
            N.A.)................................    2,700,000
  10,000    Irvine Assessment District 85-7-1
            Improvement Bonds-TECP, 4.05%,
            9/11/95 (LOC: Dai-Ichi Kangyo Bank,
            Ltd./Mitsubishi Bank, Ltd.)..........   10,000,000
   4,400    Irvine Ranch Water District
            Consolidated RB Series 1985B,
            3.60% -- VRDN
            (LOC: Sumitomo Bank, Ltd.)...........    4,400,000
   4,980    Irvine Ranch Water District
            Constituting the Consolidated Several
            GO of Improvement District Nos. 186,
            188, 140 and 240 Series 1989,
            3.60% -- VRDN (LOC: Industrial Bank
            of Japan, Ltd.)......................    4,980,000

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(photo of eagle)     STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1995

PRINCIPAL
 AMOUNT
  (000)                                              VALUE
 SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED
            CALIFORNIA -- CONTINUED

 $ 2,100    Irvine Ranch Water District
            Constituting the Consolidated Several
            GO of Improvement District Nos. 103,
            105, 109, 121, 140, 161, 3(203), 221,
            250, 261, and 290 Series 1993A,
            3.60% -- VRDN (LOC: Bank of
            America)............................. $  2,100,000
   8,500    Lancaster Redevelopment Agency
            Multifamily Housing RRB (Far West
            Savings & Loan Association/20th
            Street Apartments Project) 1985
            Series R, 4.10% -- VRDN (LOC: Far
            West Savings & Loan Association,
            Collateralized: U.S. Treasury
            Bills)...............................    8,500,000
                                                   144,295,000
            COLORADO -- 1.3%
   2,000    Adams County IDA Industrial
            Development RB (Yellow Freight
            Systems, Inc.), 3.90% -- VRDN (LOC:
            Union Bank of
            Switzerland).........................    2,000,000
   2,500    Arapahoe County Multifamily Housing
            RRB (Stratford Station Project)
            Series 1994,
            4.00% -- VRDN (LOC: Heller
            Financial, Inc., Indirect Subsidiary
            of Fuji Bank, Ltd.)..................    2,500,000
   2,680    Arapahoe County Parkview Metropolitan
            District GO RB Series 1993,
            3.75% -- VRDN
            (LOC: Central Bank/Bank Western,
            N.A.)................................    2,680,000
     580    Boulder County Development RB (The
            Geological Society of America, Inc.)
            Series 1992-ARB,
            5.25%, 12/1/95
            (LOC: Banc One Boulder)..............      580,000
            Colorado Springs Utility RB, Series
            A, Prerefunded @ 100,
   2,000    9.375%, 11/15/95.....................    2,019,821
   3,000    9.50%, 11/15/95......................    3,034,868
                                                    12,814,689
            DELAWARE -- .5%
   3,000    Delaware State Economic Development
            Authority, Industrial Development RB
            (Arlon, Inc.) Series 1989,
            4.10% -- VRDN
            (LOC: Bank of America, Illinois).....    3,000,000

PRINCIPAL
 AMOUNT
  (000)                                              VALUE

            DELAWARE -- CONTINUED
 $ 2,480    New Castle IDA Industrial Development
            RB (Toys R Us), 3.80% -- VRDN (LOC:
            Bankers Trust Co.)................... $  2,480,000
                                                     5,480,000
            DISTRICT OF COLUMBIA -- 8.4%
   5,120    District of Columbia GO RB (Putable
            Floating Option Tax-Exempt Receipts,
            Series PA-64) Series 1993C,
            3.95% -- VRDN (LIQ: Merrill Lynch
            Capital
            Services, Inc.)**....................    5,120,000
  15,200    District of Columbia GO General Fund
            Recovery Bonds Series 1991B-1,
            4.20% -- VRDN (LOC: Union Bank of
            Switzerland).........................   15,200,000
   4,400    District of Columbia GO General Fund
            Recovery Bonds Series 1991B-2,
            4.20% -- VRDN (LOC: Westdeutsche
            Landesbank)..........................    4,400,000
   3,900    District of Columbia GO General Fund
            Recovery Bonds Series 1991B-3,
            4.20% -- VRDN
            (LOC: Landesbank Hessen).............    3,900,000
            District of Columbia GO Variable RFB,
            3.70% -- VRDN (LOC: National
            Westminster Bank)
   6,800    Series 1992A-1.......................    6,800,000
   7,100    Series 1992A-6.......................    7,100,000
            District of Columbia GO Variable RFB,
            3.70% -- VRDN (LOC: Toronto Dominion
            Bank)
   9,000    Series 1992A-3.......................    9,000,000
  10,400    Series 1992A-4.......................   10,400,000
            District of Columbia TRANS
  10,000    Series A-3, 6.25%, 9/30/95...........   10,010,738
  10,000    Series A-5, 6.25%, 9/30/95...........   10,010,349
                                                    81,941,087
            FLORIDA -- 1.5%
   2,300    Dade County IDA Industrial
            Development RB (Dolphin Stadium)
            Series 1985C, 3.75% -- VRDN (LOC:
            Citibank, N.A. & Marine Midland Bank,
            N.A.)................................    2,300,000
   4,500    Florida Housing Finance Agency
            Multifamily Housing RB (Wood Forest
            II Project) 1985 Series BBB, 5.00%,
            12/1/95 (Surety Bond issued by
            Continental Casual Co.)..............    4,494,500

 16

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(photo of eagle)     STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1995


PRINCIPAL
 AMOUNT
  (000)                                              VALUE


 SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED
            FLORIDA -- CONTINUED

 $ 2,735    Florida Housing Finance Agency
            Residential Mortgage RB 1986 Series
            2-ARB, 4.25%, 12/15/95 (FGIC)........ $  2,735,000
   1,750    Jacksonville Electric Authority RB
            (St. Johns River Power) Series 6,
            Prerefunded @ $102, 9.375%,
            10/1/95..............................    1,791,815
   1,995    Jacksonville Electric Authority RB
            (St. Johns River Power) Series 7,
            Prerefunded @ $102, 8.875%,
            10/1/95..............................    2,041,875
   1,070    Palm Beach County Housing Project RB
            (Meridian Housing Project) Series
            1985, 4.1875% -- VRDN (LOC: Bank of
            California, N.A.)....................    1,070,000
                                                    14,433,190
            GEORGIA -- 1.3%
   1,000    Albany Dougherty County Hospital RB
            Series 1984A, 4.05% -- VRDN
            (Guaranteed by Merck & Co., Inc.)....    1,000,000
   2,000    Athens Clark County IDA Industrial
            Development RB (Nakanishi Management
            Corp.), 4.05% -- VRDN (LOC: Sumitomo
            Bank, Ltd.)..........................    2,000,000
     435    Development Authority of Columbus
            Industrial Development RRB (R.P. Real
            Estate, Inc.) Series 1990A,
            4.10% -- VRDN (LOC: Columbus Bank &
            Trust Co.)...........................      435,000
   2,000    Development Authority of Polk County
            RB (Kimoto Tech, Inc.) Series 1985,
            4.20% -- VRDN (LOC: Industrial Bank
            of Japan, Ltd.)......................    2,000,000
   2,200    Housing Authority of Columbus
            Multifamily Housing RRB (Quail Ridge
            Project) Series 1988, 3.95% -- VRDN
            (LOC: Columbus Bank & Trust Co.).....    2,200,000
   2,455    Housing Authority of Fulton County
            Multifamily Housing RB (Provence
            North Apartments) Series 1993,
            3.80% -- VRDN (LOC: Bank South,
            N.A.)................................    2,455,000

PRINCIPAL
 AMOUNT
  (000)                                              VALUE

            GEORGIA -- CONTINUED
 $ 1,280    Macon-Bibb County Urban Development
            Authority RRB (Macon Hotel Investors
            Project) Series 1995, 3.65% -- VRDN
            (LOC: National Bank of Detroit)...... $  1,280,000
   1,000    Private Colleges & University
            Facility RB (Emory University
            Project) Series B, Prerefunded @
            $103, 8.15%, 10/1/95.................    1,033,214
                                                    12,403,214
            ILLINOIS -- 8.4%
  15,660    Central Lake County Joint Action
            Water Agency (Municipal Securities
            Trust Receipts 1995 SG-11) Water RRB
            Series 1993, 3.75% -- VRDN (LIQ:
            Societe Generale)**..................   15,660,000
   4,200    City of Chicago Industrial
            Development RB (Federal Marine
            Terminal), 3.90% -- VRDN (LOC: Royal
            Bank of Canada)......................    4,200,000
   6,680    City of Chicago (Municipal Securities
            Trust Receipts 1995 SGA-8) GO Bonds
            Series 1993B, 3.80% -- VRDN (LIQ:
            Societe Generale)**..................    6,680,000
   1,500    City of Chicago O'Hare International
            Airport Special Facility RB (American
            Airlines, Inc.) Series 1983C,
            3.50% -- VRDN (LOC: Sanwa Bank,
            Ltd.)................................    1,500,000
   2,640    City of Jacksonville Industrial
            Project RB (AGI, Inc.) Series 1995,
            3.85% -- VRDN (LOC: Bank of America,
            Illinois)............................    2,640,000
   2,750    City of Oakbrook Terrace Multifamily
            Housing Mortgage RB (Oakbrook Terrace
            Atrium), 3.90% -- VRDN (LOC: First of
            America, Illinois)...................    2,750,000
  15,000    City of Oakbrook Terrace Multifamily
            Housing Mortgage RB (Renaissance
            Project) 1985 Series A, Subseries
            III-ARB, 4.75%, 4/1/96 (Investment
            Agreement: Bayerische Landesbank,
            Girozentrale)........................   15,000,000

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
 (photo of eagle)     STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1995

PRINCIPAL
 AMOUNT
  (000)                                              VALUE

 SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED
            ILLINOIS -- CONTINUED

 $ 1,495    Illinois Development Finance
            Authority Industrial Development
            Revenue and RRB, (Saint Xavier
            University) Series 1992, 3.70% --
            VRDN (LOC: American National Bank &
            Trust Co. of Chicago)................ $  1,495,000
   1,950    Illinois Development Finance
            Authority Multifamily Housing RRB
            (Cobbler Square Project) Series 1991,
            3.80% -- VRDN
            (LOC: Sumitomo Bank, Ltd.)...........    1,950,000
   3,300    Illinois Development Finance
            Authority Industrial Development RB
            (Randolph Pickle) Series 1992,
            3.85% -- VRDN (LOC: American National
            Bank & Trust Co. of Chicago).........    3,300,000
   1,000    Illinois Development Finance
            Authority Industrial Development RB
            (Camcraft, Inc.) Series 1993,
            3.85% -- VRDN (LOC: American National
            Bank & Trust Co. of Chicago).........    1,000,000
   3,250    Illinois Development Finance
            Authority Industrial Development RB
            (Icon Metalcraft, Inc.) Series 1995,
            4.00% -- VRDN (LOC: American National
            Bank & Trust Co. of Chicago).........    3,250,000
   3,500    Illinois Development Finance
            Authority, Economic Development RB
            (MTI Corp.) 4.175% -- VRDN (LOC:
            Industrial Bank of Japan, Ltd.)......    3,500,000
   6,800    Illinois Development Finance
            Authority RB (General Accident
            Insurance Co.)-ARB, 4.60%, 9/1/95
            (Guaranteed by General Accident
            Insurance Co. of America)............    6,800,000
   6,800    Illinois Development Finance
            Authority RB (General Accident
            Insurance Co.)-ARB, 4.10%, 3/1/96
            (Guaranteed by General Accident
            Insurance Co. of America) -- WI......    6,800,000
   3,910    Illinois Educational Facilities
            Authority RB (Cultural Pooled
            Project) Series 1985, 3.45% -- VRDN
            (LOC: Commonwealth Bank of
            Australia)...........................    3,910,000

PRINCIPAL
 AMOUNT
  (000)                                              VALUE

            ILLINOIS -- CONTINUED
 $ 2,000    Village of Skokie Economic
            Development RB (Skokie Fashion Square
            Associates Project) Series 1984,
            4.20% -- VRDN
            (LOC: Bankers Trust Co.)............. $  2,000,000
                                                    82,435,000
            INDIANA -- 4.5%
   2,750    City of Hammond Economic Development
            RB of 1994 (Lear Seating Corp.),
            4.20% -- VRDN (LOC: Chemical Bank)...    2,750,000
  10,000    Indiana Bond Bank Advance Funding
            Program Notes Series 1995 A-2, 5.75%,
            1/10/96..............................   10,024,023
  13,500    Indiana Bond Bank Advance Funding
            Program Notes Series 1995 A-3,
            3.995% -- VRDN (LOC: Bank One,
            Indianapolis, N.A.)..................   13,500,000
   2,700    Indiana Health Facilities Authority
            RB (St. Anthony Medical Center
            Project), 3.60% -- VRDN
            (LOC: Sanwa Bank, Ltd.)..............    2,700,000
   3,500    Mishawaka Economic Development
            Authority RB (Elco Industries, Inc.),
            4.00% -- VRDN (LOC: National Bank of
            Detroit).............................    3,500,000
  10,000    Rockport Industrial Pollution Control
            RB (Michigan Power Co.) Series 1995B,
            3.60% -- VRDN (SPA: The Bank of New
            York)................................   10,000,000
   2,000    South Bend Industrial Development
            Board Multifamily RB (Maple Lane
            Association) Series 1987, 4.05% --
            VRDN (LOC: Society Bank of
            Cleveland)...........................    2,000,000
                                                    44,474,023
            KANSAS -- 1.6%
   8,500    City of Lenexa Multifamily Housing
            RRB (Charter House Apartments) Series
            1988-ARB, 4.65%, 10/1/95 (LOC: Home
            Savings Association of Kansas City,
            Collateralized: Fed Home Loan
            Bank)*...............................    8,500,000
            City of Salina RB (Salina Central
            Mall L.P.) Series 1984, 4.075% --
            VRDN, (LOC: Boatmen's Bancshares,
            Inc.)
   1,105    Dillard's Project....................    1,105,000
   1,200    Penney's Project.....................    1,200,000

 18

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
 (photo of eagle)    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1995


PRINCIPAL
 AMOUNT
  (000)                                              VALUE
 SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED
            KANSAS -- CONTINUED

 $ 4,800    Osage City Industrial RB (Marley
            Continental Homes of Kansas) Series
            1984, 4.20% -- VRDN (LOC: Commerce
            Bank of Kansas City)................. $  4,800,000
                                                    15,605,000
            KENTUCKY -- 1.0%
  10,300    County of Ohio Pollution Control RB
            (Big Rivers Electric Corp.) Series
            1985, 4.00% -- VRDN (LOC: Chemical
            Bank)................................   10,300,000
            LOUISIANA -- 1.8%
   1,990    Industrial Development Board of the
            Parish of Calcasieu, Inc. Industrial
            Development RRB (Weingarten Realty
            Investors) Series 1995, 3.80% -- VRDN
            (LOC: Texas Commerce Bank, N.A.).....    1,990,000
   3,735    Lafayette Parish IDA Industrial
            Development RB (Westwood Village),
            3.80% -- VRDN (LOC: Texas Commerce
            Bank, N.A.)..........................    3,735,000
     800    Lake Charles Harbor & Terminal
            District Pollution Control RB (Conco
            Inc.) Series 1987, 3.70% -- VRDN
            (Guaranteed by E.I. du Pont de
            Nemours & Co.).......................      800,000
  10,600    Louisiana Recovery District Sales Tax
            Bonds Series 1988, 3.50% -- VRDN
            (SPA: Swiss Bank)....................   10,600,000
                                                    17,125,000
            MASSACHUSETTS -- 1.8%
     460    City of Lowell Industrial RB (Oak
            Realty Trust) Series 1985,
            4.1875% -- VRDN (LOC: First
            National Bank of Boston).............      460,000
  15,000    Massachusetts Bay Transportation
            Authority 1995 Series A Notes, 5.50%,
            3/1/96...............................   15,064,296
   1,000    Massachusetts Industrial Financial
            Agency Industrial RB (Leavy Realty &
            Jen-Coat, Inc.-Westfield) Series
            1994, 4.1875% -- VRDN (LOC: Bank of
            Boston)..............................    1,000,000


PRINCIPAL
 AMOUNT
  (000)                                              VALUE
            MASSACHUSETTS -- CONTINUED
 $   700    Massachusetts Industrial Financial
            Agency Industrial RB (Portland
            Causeway Realty Project) Series 1988,
            4.1875% -- VRDN (LOC: Citibank,
            N.A.)................................ $    700,000
                                                    17,224,296
            MARYLAND -- 1.3%
   1,300    Mayor & City Council of Baltimore
            Economic Development RRB (Field
            Container Corp.) Series 1992,
            3.70% -- VRDN (LOC: American National
            Bank & Trust Co. of Chicago).........    1,300,000
   4,800    Northeast Maryland Waste Disposal
            Authority Resource Recovery RRB
            (Southwest Resource Recovery
            Facility) Series 1993-ARB, 3.75%,
            1/1/96 (LOC: Citibank, N.A.).........    4,800,000
   6,490    State of Maryland Single Family
            Program Bonds Department of Housing &
            Community Development 1987 Fourth
            Series-ARB, 4.35%, 10/1/95 (TOP:
            First National Bank of Chicago)......    6,490,000
                                                    12,590,000
            MICHIGAN -- .6%
   2,909    Economic Development Corp. of the
            City of Battle Creek RRB (Michigan
            Carton & Paperboard Co.) Series 1992,
            3.70% -- VRDN (LOC: American National
            Bank & Trust Co. of Chicago).........    2,909,000
     800    Economic Development Corp. of the
            Township of Meridian Economic RB
            (Hannah Technology & Research Center)
            Series 1984, 3.95% -- VRDN (LOC:
            Barclay's Bank)......................      800,000
   2,000    Economic Development Corp. of the
            Township of Van Buren Economic RB
            (Daikin Clutch USA, Inc.),
            4.20% -- VRDN (LOC: Sanwa Bank of
            Chicago).............................    2,000,000
                                                     5,709,000
            MINNESOTA -- .3%
   3,200    Eagle Tax-Exempt Trust Class A COP
            (Minnesota Housing Finance Agency)
            Series 94C2302, 3.72% -- VRDN (LOC:
            Citibank, N.A.)**....................    3,200,000

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(photo of eagle)     STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1995

PRINCIPAL
 AMOUNT
  (000)                                              VALUE

 SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED
            MISSOURI -- 2.1%

 $ 2,000    IDA of the County of St. Louis
            Industrial Development RB (Schnuck
            Markets, Inc. Kirkwood Project)
            Series 1985, 4.20% -- VRDN (LOC:
            Bankers Trust Co.)................... $  2,000,000
            IDA of Kansas City Multifamily
            Housing RRB Series 1988A-ARB, 4.65%,
            10/1/95 (LOC: Home Savings
            Association of Kansas City, F.A.,
            Collateralized: Federal Home Loan
            Bank)
   3,890    President Gardens Apartments
            Project..............................    3,890,000
   3,000    Twin Oaks I Apartments Project.......    3,000,000
   3,000    Twin Oaks II Apartments Project......    3,000,000
   4,500    Missouri Development Finance Board
            Industrial Development RB (Cook
            Composites & Polymers Co.) Series
            1994, 3.90% -- VRDN (LOC: Societe
            Generale)............................    4,500,000
   3,900    Missouri State Environmental
            Improvement & Energy Resources
            Authority Pollution Control RB
            (Noranda Aluminum, Inc.) Series 1982,
            3.60% -- VRDN
            (LOC: Sanwa Bank, Ltd.)..............    3,900,000
                                                    20,290,000
            NEW HAMPSHIRE -- .4%
   3,645    New Hampshire Higher Education &
            Health Facilities Authority
            (Municipal Securities Trust Receipts
            1995 SG-19) RRB Dartmouth College
            Issues Series 1993, 3.75% -- VRDN
            (LIQ: Societe Generale)**............    3,645,000
            NEW JERSEY -- .1%
   1,000    State of New Jersey GO Bonds, 5.20%,
            3/1/96...............................    1,002,389
            NEW MEXICO -- 1.7%
  12,600    City of Farmington Pollution Control
            RRB (El Paso Electric Company Four
            Corners Project) 1994 Series A,
            3.95% -- VRDN (LOC: Citibank,
            N.A.)................................   12,600,000

PRINCIPAL
 AMOUNT
  (000)                                              VALUE

            NEW MEXICO -- CONTINUED
 $ 3,635    New Mexico Mortgage Finance Authority
            1994 Series F-ARB, 3.75%, 1/1/96
            (FGIC)............................... $  3,635,000
                                                    16,235,000
            NEW YORK -- 1.8%
   8,000    Eagle Tax-Exempt Trust Class A COP
            (New York State Environment
            Facilities Corp.) Series 943205,
            3.72% -- VRDN
            (LOC: Citibank, N.A.)**..............    8,000,000
   9,500    Eagle Tax-Exempt Trust Class A COP
            (Niagara Mohawk Power Corp.) Series
            943208, 3.72% -- VRDN (LOC: Citibank,
            N.A.)**..............................    9,500,000
                                                    17,500,000
            NORTH CAROLINA -- 2.4%
   7,700    Columbus County Industrial Facility &
            Pollution Control Financing Authority
            Solid Waste Disposal RB (Federal
            Paper Board Co., Inc.) Series 1992,
            3.85% -- VRDN (LOC: Dai-Ichi Kango
            Bank)................................    7,700,000
  15,000    Lenoir County Industrial Facilities &
            Pollution Control Financing Authority
            Resource Recovery RB (Carolina Energy
            L.P.) Series 1995, 3.85% -- VRDN
            (LOC: Bank of Tokyo, Ltd.)...........   15,000,000
   1,180    NCNB Pooled Tax-Exempt Trust (North
            Carolina) COP Series 1990A,
            4.375% -- VRDN (LOC: NationsBank of
            North Carolina)**....................    1,180,000
                                                    23,880,000
            OHIO -- .3%
   2,500    State of Ohio Industrial Development
            RB (Best-Atlas, Ltd.) Series 1995,
            3.80% -- VRDN (LOC: Banc One
            Cleveland)...........................    2,500,000
            OKLAHOMA -- .3%
   2,800    Bartlesville Development Authority RB
            (Heritage Village Nursing Center)
            Series 1985, 4.05% -- VRDN (LOC:
            Kreditbank)..........................    2,800,000

 20

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1995

PRINCIPAL
 AMOUNT
  (000)                                              VALUE

 SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED
            OREGON -- 1.2%

 $ 1,000    Metropolitan Service District Waste
            Disposal RB (Ridel Oregon Compost
            Co., Inc.) 1990 Series One,
            4.00% -- VRDN (LOC: U.S. National
            Bank of Oregon)...................... $  1,000,000
   2,300    State of Oregon Economic Development
            RB (Stagg Foods, Inc.) Series 75,
            4.15% -- VRDN (LOC: Bank of
            America).............................    2,300,000
            State of Oregon Economic Development
            RB Series CLVI, 4.20% -- VRDN (LOC:
            Bank of California, N.A.)
   1,960    Pacific Coast Seafoods Co............    1,960,000
   1,210    Pacific Oyster Co....................    1,210,000
   5,050    State of Oregon Health Housing
            Education & Culture Facility
            Authority RB (Evangelical Lutheran)
            Series A, 3.80% -- VRDN (LOC: First
            National Bank System)................    5,050,000
                                                    11,520,000
            PENNSYLVANIA -- 1.1%
     500    Elk County IDA Industrial Development
            RRB (Stackpole Corp.) Series 1989,
            4.1875% -- VRDN (LOC: First National
            Bank of Boston)......................      500,000
     650    Lawrence County IDA Pollution Control
            RB (Calgon Carbon) 1983 Series A,
            4.05% -- VRDN (LOC: The Bank of New
            York)................................      650,000
   3,000    Mercer County IDA Industrial
            Development RB (Penntecq, Inc.),
            4.05% -- VRDN (LOC: Dai-Ichi Kangyo
            Bank, Ltd.)..........................    3,000,000
   1,300    Pennsylvania Economic Development
            Financing Authority RB (C.F. Martin &
            Co, Inc.) Series H, 4.40% -- VRDN
            (LOC: Meridian Bank)**...............    1,300,000
   2,050    West Cornwall Township Municipal
            Authority RB (Lebanon Valley Brethren
            Home) Series 1995, 4.075% -- VRDN
            (LOC: Meridian Bank).................    2,050,000

PRINCIPAL
 AMOUNT
  (000)                                              VALUE

            PENNSYLVANIA -- CONTINUED
 $ 2,995    Westmoreland County IDA Industrial
            Development RB (White Consolidated
            Industries, Inc.)-ARB, 4.62%, 12/1/95
            (LOC: Chemical Bank)................. $  2,995,000
                                                    10,495,000
            RHODE ISLAND -- .6%
     500    Rhode Island Industrial Facilities
            Corp. RB (NFA Corp.) Series 1994,
            3.90% -- VRDN (LOC: First National
            Bank of Boston)......................      500,000
   5,000    Rhode Island Solid Waste Management
            Corp. Landfill Lease Notes Series
            1995A,
            4.75%, 8/1/96........................    5,015,331
                                                     5,515,331
            SOUTH CAROLINA -- 2.8%
   1,270    Chester County School District GO
            Bonds, 6.50%, 2/1/96 (AMBAC).........    1,283,378
   2,300    Darlington County IDA Industrial
            Development RB (Hobart Corp.),
            3.95% -- VRDN (LOC: Fuji Bank,
            Ltd.)................................    2,300,000
            South Carolina Jobs Economic
            Development Authority Economic
            Development RB, 4.00% -- VRDN (LOC:
            Credit Commercial de France)
   1,150    (Regal Beloit Corp.), Series
            1987A................................    1,150,000
     800    (Tuttle Co., Inc.), Series 1989B.....      800,000
     700    (Ridge Pallets), Series 1989B........      700,000
     500    (Kent Manufacturing), Series
            1988A................................      500,000
     150    (Sudan Co., Inc. & Delta
            Properties), Series 1989A............      150,000
   2,700    South Carolina Jobs Economic
            Development Authority Industrial
            Development RB (Roller Bearing Co.)
            Series 1994A, 4.07% -- VRDN (LOC:
            Credit Commercial de France).........    2,700,000
   1,600    South Carolina Jobs Economic
            Development Authority Economic
            Development RB (Conco Medical
            Products) Series 1990, 3.80% -- VRDN
            (LOC: Bayerische Landesbank
            Girozentale).........................    1,600,000

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(photo of eagle)     STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1995

PRINCIPAL
 AMOUNT
  (000)                                              VALUE

 SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED
            SOUTH CAROLINA -- CONTINUED

 $   800    South Carolina Jobs Economic
            Development Authority Industrial
            Development RB (Harvin Choice Meats,
            Inc.) Series 1987, 4.00% -- VRDN
            (LOC: Bank of
            Tokyo, Ltd.)......................... $    800,000
   8,355    South Carolina Public Service
            Authority (Municipal Securities Trust
            Receipts 1994 SG-2) RB 1993 Refunding
            Series A, 3.75% -- VRDN (LIQ: Societe
            Generale)**..........................    8,355,000
   5,049    State Capital Improvement Bonds of
            the State of South Carolina (Series
            BTP-27 Certificates) Series V,
            3.85% -- VRDN (LOC: Bankers Trust
            Co.)**...............................    5,049,000
   2,400    Sumter County IDA Industrial
            Development RB (Bendix Corp.),
            4.075% -- VRDN (LOC: Sumitomo Bank,
            Ltd.)................................    2,400,000
                                                    27,787,378
            TENNESSEE -- 3.4%
   1,000    Blount County Industrial Development
            Board Industrial Development RB
            (Advanced Crystal, Inc.) Series 1988,
            4.00% -- VRDN (LOC: Industrial Bank
            of Japan, Ltd.)......................    1,000,000
   5,000    City of Morristown Industrial
            Development Board Industrial RB
            (Camvac International, Inc.) Series
            1983, 4.075% -- VRDN
            (LOC: ABN Amro Bank).................    5,000,000
   3,200    Industrial Development Board of the
            City of Chattanooga RRB (Radisson
            Read House) Series 1995, 4.05% --
            VRDN (LOC: Heller Financial, Inc.,
            Indirect Subsidiary of Fuji Bank,
            Ltd.)................................    3,200,000
   3,300    Industrial Development Board of the
            Metropolitan Government of Nashville
            & Davidson County Multifamily Housing
            RRB (Hickory Terrace Apartments)
            Series 1995, 3.75% -- VRDN
            (LOC: National City Bank)............    3,300,000


PRINCIPAL
 AMOUNT
  (000)                                              VALUE

            TENNESSEE -- CONTINUED

 $ 3,610    Industrial Development Board of the
            Metropolitan Government of Nashville
            & Davidson County Industrial
            Development RRB (Perimeter Two),
            4.05% -- VRDN (LOC: Lincoln National
            Corp.)............................... $  3,610,000
   3,700    Industrial Development Board of
            Rutherford County Industrial RRB
            (Outboard Marine Corp.) Series 1987,
            4.25% -- VRDN (LOC: National Bank of
            Detroit).............................    3,700,000
   2,850    Industrial Development Board of the
            Metropolitan Government of Nashville
            & Davidson County Multifamily Housing
            RRB (Nashville Apartment Properties
            #2, Ltd. Project) Series 1987-ARB,
            4.25%, 9/1/95 (LOC: Union Bank of
            Switzerland).........................    2,850,000
  10,500    Tennessee Housing Development Agency
            Homeownership Program Bonds
            (Custodial Receipts Series 5I) Issue
            F-ARB, 4.85%, 1/1/96
            (LIQ: Citibank, N.A.)................   10,500,000
                                                    33,160,000
            TEXAS -- 7.3%
   4,250    City of Dallas Industrial Development
            Corp. Industrial Development RB
            (Crane Plumbing), 4.05% -- VRDN (LOC:
            American National Bank & Trust Co. of
            Chicago).............................    4,250,000
   1,420    City of San Antonio Airport System
            RRB Series 1993 -- ARB, 4.35%,
            10/1/95 (LOC: Citibank, N.A.)........    1,420,000
   6,000    Eagle Tax-Exempt Trust Class A COP
            (Harris County) Series 1994E,
            3.72% -- VRDN
            (LOC: Citibank, N.A.)**..............    6,000,000
   6,425    Galveston Housing Finance Corp.
            Multifamily Housing RRB (Village by
            the Sea Apartments Project) Series
            1993, 3.90% -- VRDN (LOC: Sumitomo
            Bank, Ltd.)..........................    6,425,000
   5,000    Harris County Toll Road Unlimited Tax
            and Sub Lien RB Series 1994A,
            3.72% -- VRDN
            (LIQ: Citibank, N.A.)................    5,000,000

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(photo of eagle)     STATEMENT OF INVESTMENTS -- (CONTINUED)
                                AUGUST 31, 1995

PRINCIPAL
 AMOUNT
  (000)                                              VALUE
 SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED
            TEXAS -- CONTINUED

 $ 4,400    Harris County Industrial Development
            RB (Yokohoma Tire Corp. Project)
            Series 1986, 3.65% -- VRDN (LOC:
            Industrial Bank of Japan, Ltd.)...... $  4,400,000
  11,800    Harris County Industrial Development
            Corp. Solid Waste Disposal RB (Deer
            Park L.P.) Series A, 3.70% -- VRDN...   11,800,000
     800    Lone Star Airport Authority RB Series
            B4 -- TECP 3.82%, 9/11/95 (LOC: Royal
            Bank of Canada)......................      800,000
   6,050    NCNB Pooled Tax Exempt-Trust (Texas)
            COP Series 1990B, 4.375% -- VRDN
            (LOC: NationsBank of Texas)**........    6,050,000
   3,700    North Central Health Facilities
            Development Corp. Hospital RB
            (Presbyterian Medical Center) Series
            1985D, 3.50% -- VRDN
            (SPA: NationsBank of Texas)..........    3,700,000
   2,345    Robertson County Industrial
            Development RB (CR/PL Project) Series
            1990, 4.05% -- VRDN (LOC: American
            National Bank & Trust Co. of
            Chicago).............................    2,345,000
   4,380    Tarrant County Housing Finance Corp.
            Multifamily Housing RRB (Lincoln
            Meadows) Series 1988-ARB, 5.00%,
            12/1/95
            (Surety Bond issued by Continental
            Casual Corp.)........................    4,380,000
  15,000    Texas State TRANS Series A, 4.75%,
            8/30/96 -- WI........................   15,102,000
                                                    71,672,000
            UTAH -- 3.9%
   3,900    City of Provo Multifamily Rental
            Housing RRB (Branbury Park Project)
            Series 1987A, 4.05% -- VRDN (LOC:
            Dai-Ichi Kangyo Bank, Ltd.)..........    3,900,000
   3,000    Summit County Industrial Development
            RB (Hornes' Kimball Junction L.P.)
            Series 1985, 4.05% -- VRDN
            (LOC: West One Trust)................    3,000,000

PRINCIPAL
 AMOUNT
  (000)                                              VALUE

            UTAH -- CONTINUED
            Tooele County Hazardous Waste
            Treatment RB (Union Pacific) Series
            A -- TECP,
 $16,200    4.25%, 9/12/95....................... $ 16,200,000
   9,990    4.30%, 10/16/95......................    9,990,000
   5,000    Utah County Industrial Development RB
            (McWane Inc. Project), 3.90% -- VRDN
            (LOC: Amsouth Bank, N.A.)............    4,999,990
                                                    38,089,990
            VIRGINIA -- 1.0%
   6,200    IDA of Amelia County RB (Chambers
            Waste Systems of Virginia, Inc.) 1991
            Series, 4.00% -- VRDN
            (LOC: NationsBank)...................    6,200,000
   1,000    IDA of Rockingham County Pollution
            Control RB (Merck
            & Co., Inc. Project) 1982 Series A,
            3.80% -- VRDN........................    1,000,000
   2,500    Louisa County IDA Pollution Control
            RB (Virginia Electric &
            Power) -- TECP, 4.00%, 9/20/95.......    2,500,000
                                                     9,700,000
            VERMONT -- .2%
   2,000    Vermont IDA Industrial Development RB
            (Burlington Properties),
            4.05% -- VRDN
            (LOC: The Bank of New York)..........    2,000,000
            WASHINGTON -- 5.4%
   2,620    Economic Development Corp. of Pierce
            County Industrial RB (McFarland
            Cascade Project) Series 1989,
            3.95% -- VRDN
            (LOC: Seattle-First National
            Bank)................................    2,620,000
     701    Pilchuck Development Public Corp.
            Industrial RB (Crystal Creek Lot #11)
            Series III, 3.90% -- VRDN (LOC:
            Mitsubishi Bank, Ltd.)...............      701,000
   1,000    Seattle Industrial Development Corp.
            Industrial RB (Northwestern
            Industries, Inc.) Series 1985,
            4.20% -- VRDN (LOC: Industrial Bank
            of Japan, Ltd.)......................    1,000,000

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
  (photo of eagle)    STATEMENT OF INVESTMENTS -- (CONTINUED)
                               AUGUST 31, 1995

PRINCIPAL
 AMOUNT
  (000)                                              VALUE
 SHORT-TERM MUNICIPAL SECURITIES -- CONTINUED
            WASHINGTON -- CONTINUED

 $15,020    State of Washington GO Bonds Series
            1995 A , 3.72% -- VRDN (LIQ:
            Citibank, N.A.)...................... $ 15,020,000
   6,000    Washington State Housing Finance
            Multifamily RB (Heatherstone
            Apartments) Series 1995, 3.85% --
            VRDN (LOC: U.S. Bank of
            Washington)..........................    6,000,000
   9,370    Washington State GO RRB (Custodial
            Receipts Series B-2) Series R-94A,
            3.70% -- VRDN (LIQ: Banque Francaise
            du Commerce)**.......................    9,370,000
   6,410    Washington Public Power Supply System
            Nuclear Project No.2 RB (CR-145)
            Series 1990, 3.72% -- VRDN (LOC:
            Citibank, N.A.)......................    6,410,000
   8,240    Washington Public Power Supply System
            (Municipal Securities Trust Receipts
            1995 SG-13) Nuclear Project No. 3 RRB
            Series 1993B, 3.75% -- VRDN (LIQ:
            Societe Generale)**..................    8,240,000
   3,050    Yakima County Public Corp. Industrial
            Development RB
            (John I. Haas, Inc.) Series 1989,
            3.80% -- VRDN (LOC: Bayerische
            Landesbank, Girozentrale)............    3,050,000
                                                    52,411,000

PRINCIPAL
 AMOUNT
  (000)                                              VALUE
            WISCONSIN -- 1.1%
 $10,000    Eagle Tax Exempt Trust Class A COP
            (State of Wisconsin) Series 944904,
            3.82% -- VRDN
            (LOC: Citibank, N.A.)**..............  $10,000,000
   1,000    Village of Pleasant Prairie
            Industrial Development RB (Chicago
            Lock Company) Series 1995, 3.95% --
            VRDN (LOC: American National Bank &
            Trust Co. of Chicago)................    1,000,000
                                                    11,000,000
            OTHER -- .4%
   3,825    LaSalle National Bank BusTOPS Trust,
            BusTOPS Certificates Series 1993A,
            3.90% -- VRDN
            (LIQ: LaSalle National Bank)**.......    3,825,613
            TOTAL SHORT-TERM MUNICIPAL SECURITIES
            (COST $946,623,200)..................  946,623,200
            MUTUAL FUND SHARES -- 3.8%
37,375,792  Tax Free Obligations Fund
            (at net asset value)
            (COST $37,375,792)...................     37,375,792

TOTAL INVESTMENTS
  (COST $983,998,992).... 100.8%    983,998,992
OTHER ASSETS AND
  LIABILITIES -- NET.....   (.8)     (7,585,162)
NET ASSETS............... 100.0%   $976,413,830

EVERGREEN TAX EXEMPT MONEY MARKET FUND
STATEMENT OF INVESTMENTS--(Continued)
AUGUST 31, 1995

(photo of eagle)

Summary of Abbreviations
AMBAC -- American Municipal Bond Assurance Corp.
ARB -- Adjustable Rate Bonds
COP -- Certificates of Participation
FGIC -- Financial Guaranty Insurance Co.
GO -- General Obligations
IDA -- Industrial Development Authority
LIQ -- Liquidity Provider
LOC -- Letter of Credit
RB -- Revenue Bonds
RRB -- Refunding Revenue Bonds
SPA -- Standby Purchase Agreement
TECP -- Tax Exempt Commercial Paper
TOP -- Tender Option Purchase
TRANS -- Tax Revenue Anticipation Notes
VRDN -- Variable Rate Demand Notes
WI -- When Issued
Adjustable Rate Bonds are putable back to the issuer or other parties not affiliated with the issuer at par quarterly, semi-annually or annually depending upon the terms of the security. Interest rates are determined and set by the issuer on such put dates. Interest rates presented for these securities are those in effect at August 31, 1995. These securities represent 9% of total investments at August 31, 1995.
Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at August 31, 1995. These securities represent 75% of total investments at August 31, 1995.
Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities. Management has determined that these securities comply with the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.
 * Represents the securities of which $6,800,000 was designated as collateral for the purchase of a when issued security.
** Rule 144A security which are restricted in resale to qualified institutions and are considered liquid.
See accompanying notes to financial statements.

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
 (photo of eagle)      STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 1995

ASSETS:
   Investments at value (identified cost $983,998,992).........................................................  $  983,998,992
   Cash........................................................................................................       4,003,338
   Dividends and interest receivable...........................................................................       8,078,896
   Receivable for investment securities sold...................................................................       8,895,000
   Receivable for Fund shares sold.............................................................................         600,334
   Prepaid expenses............................................................................................          39,702
         Total assets..........................................................................................   1,005,616,262
LIABILITIES:
   Payable for investment securities purchased.................................................................      25,613,171
   Dividends payable...........................................................................................       1,570,809
   Payable for Fund shares repurchased.........................................................................       1,376,760
   Payable to Adviser..........................................................................................         324,323
   Accrued expenses............................................................................................         317,369
         Total liabilities.....................................................................................      29,202,432
NET ASSETS.....................................................................................................  $  976,413,830
NET ASSETS CONSISTS OF:
   Paid-in capital.............................................................................................  $  976,663,776
   Accumulated net realized loss on investment transactions....................................................        (249,946)
         Net assets............................................................................................  $  976,413,830
CALCULATION OF NET ASSET VALUE PER SHARE:
   Class A Shares ($554,923,754 555,065,149 shares of beneficial interest outstanding).........................  $         1.00
   Class Y Shares ($421,490,076 421,587,830 shares of beneficial interest outstanding).........................  $         1.00

See accompanying notes to financial statements.
26

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
 (photo of eagle)           STATEMENT OF OPERATIONS
                           YEAR ENDED AUGUST 31, 1995

INVESTMENT INCOME:
   Interest.......................................................................................               $18,791,392
EXPENSES:
   Advisory fee...................................................................................  $2,329,035
   Distribution fee -- Class A Shares.............................................................     241,973
   Transfer agent fee.............................................................................     224,346
   Custodian fee..................................................................................      83,608
   Registration and filing fees...................................................................      82,927
   Professional fees..............................................................................      81,706
   Reports and notices to shareholders............................................................      34,118
   Trustees' fees and expenses....................................................................      24,571
   Insurance......................................................................................      15,049
   Miscellaneous..................................................................................      18,687
                                                                                                     3,136,020
   Less: Fee waivers and expense reimbursements...................................................    (568,031)
      Net expenses................................................................................                 2,567,989
Net investment income.............................................................................                16,223,403
Net realized loss on investments..................................................................                  (374,299)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............................................               $15,849,104

See accompanying notes to financial statements.
                                                                              27

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(photo of eagle)        STATEMENT OF CHANGES IN NET ASSETS

                                                                                                          YEAR ENDED AUGUST 31,
                                                                                                  1995            1994
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income...................................................................  $   16,223,403   $ 10,492,103
   Net realized loss on investments........................................................        (374,299)            --
      Net increase in net assets resulting from operations.................................      15,849,104     10,492,103
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A Shares..........................................................................      (2,645,739)
   Class Y Shares..........................................................................     (13,577,664)   (10,492,103)
      Total distributions to shareholders..................................................     (16,223,403)   (10,492,103)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold...............................................................     523,419,419    438,032,706
   Proceeds from shares issued from acquisition of First Union Tax-Free Money Market
     Portfolio.............................................................................     604,010,226             --
   Proceeds from reinvestment of distributions.............................................      13,277,476     10,143,045
   Payments for shares redeemed............................................................    (566,638,173)  (447,132,393)
      Net increase resulting from Fund share transactions..................................     574,068,948      1,043,358
CAPITAL CONTRIBUTION (NOTE 5)..............................................................         300,000             --
      Net increase in net assets...........................................................     573,994,649      1,043,358
NET ASSETS:
   Beginning of year.......................................................................     402,419,181    401,375,823
   End of year.............................................................................  $  976,413,830   $402,419,181

See accompanying notes to financial statements.
28

                     EVERGREEN TAX EXEMPT MONEY MARKET FUND
(photo of eagle)              FINANCIAL HIGHLIGHTS

                                                          CLASS A SHARES
                                                            JANUARY 5,
                                                              1995*                              CLASS Y SHARES
                                                             THROUGH
                                                            AUGUST 31,                       YEAR ENDED AUGUST 31,
                                                               1995           1995        1994        1993        1992        1991
PER SHARE DATA:
Net asset value, beginning of period...................         $1.00          $1.00       $1.00       $1.00       $1.00       $1.00
Income from investment operations:
Net investment income..................................           .02            .04         .02         .03         .04         .05
Less distributions to shareholders from net investment
  income...............................................          (.02)          (.04)       (.02)       (.03)       (.04)      (.05)
Net asset value, end of period.........................         $1.00          $1.00       $1.00       $1.00       $1.00       $1.00
TOTAL RETURN+..........................................          2.2%+          3.6%        2.5%        2.6%        3.7%        5.5%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)..............      $554,924       $421,490    $402,419    $401,376    $416,924    $510,160
Ratios to average net assets:
  Total expenses**.....................................          .78%++         .50%        .34%        .34%        .32%        .28%
  Net investment income**..............................         3.28%++        3.53%       2.47%       2.58%       3.72%       5.23%

 * Commencement of class operations.
 + Total return calculated on net asset value per share for the period indicated
   and is not annualized.
++ Annualized.
** Net of expense waivers and reimbursement. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                          CLASS A SHARES
                                                            JANUARY 5,
                                                              1995*                              CLASS Y SHARES
                                                             THROUGH
                                                            AUGUST 31,                       YEAR ENDED AUGUST 31,
                                                               1995           1995        1994        1993        1992        1991
Expenses...............................................          .90%           .63%        .64%        .63%        .63%        .66%
Net investment income..................................         3.16%          3.40%       2.17%       2.29%       3.41%       4.85%

See accompanying notes to financial statements.
                                                                              29

                          EVERGREEN MONEY MARKET FUND
(photo of coins)

A REPORT FROM YOUR
PORTFOLIO MANAGER
BY KELLIE ALLEN
   The primary means by which the Federal Reserve attempts to control the economy is by raising or lowering short-term rates,
i.e., the Fed Funds rate. For example, if the economy is growing
too fast or inflation is rising above an acceptable level, the    (photo of
Federal Reserve can raise the Fed Funds rate and, in essence,     Kellie Allen)
try to "put the brakes" on the economy.
   In 1994, as the economy gained momentum, concern grew over these very issues of a fast growing economy and rising inflation. The Federal Reserve responded by raising short-term rates six times, and once more in February of 1995.
   Early in 1995, as signs of a slowing economy began to emerge, investors bid down long-term interest rates. Yet, the Fed held steady, maintaining the Fed Funds Rate at 6% until July when it modestly reduced it to 5.75% as an indication of a willingness to lower rates in order to avoid a recession.
   Today, short-term interest rates are high relative to both inflation and long-term rates. While we do not anticipate immediate action, we do believe the odds favor stable to lower rates in the months ahead.
   Within the Fund, we are maintaining a maturity at the longer end of our normal range in our attempt to "lock in" what we believe are attractive rates. Thus far, we have accomplished this by investing U.S. Treasury notes, bonds, bills, and overnight repurchase agreements which are fully collateralized by Treasury obligations. This combination helps to give the Fund a competitive yield advantage "locking in" longer yields on a portion of the Fund should rates decline.

                      EVERGREEN TREASURY MONEY MARKET FUND
 (photo of coins)           STATEMENT OF INVESTMENTS
                                AUGUST 31, 1995

PRINCIPAL
  AMOUNT
  (000)                                            VALUE
 U.S. TREASURY NOTES -- 25.3%
 $ 50,000    4.625%, 2/29/96.................. $   49,626,219
   40,000    5.875%, 8/31/96..................     40,000,000
   90,000    7.375%, 5/15/96..................     90,981,266
   25,000    8.5%, 11/15/95...................     25,099,982
   25,000    8.875%, 2/15/96..................     25,320,368
   85,000    9.25%, 1/15/96...................     85,833,600
   50,000    9.375, 4/15/96...................     51,126,805
             TOTAL U.S. TREASURY NOTES
             (COST $367,988,240)..............    367,988,240
 *REPURCHASE AGREEMENTS -- 71.8%
   70,000    Barclays Bank PLC, 5.75%,
             dated 8/31/95,
             due 9/1/95.......................     70,000,000
  100,000    Dean Witter Reynolds, Inc.,
             5.75%, dated 8/31/95, due
             9/1/95...........................    100,000,000
   75,170    Donaldson, Lufkin &
             Jenrette Securities Corp.,
             5.79%, dated 8/31/95, due
             9/1/95...........................     75,170,000
   25,000    Dresdner Bank AG, 5.80%, dated
             8/31/95, due 9/1/95..............     25,000,000
   70,000    First Boston Corp., 5.75%, dated
             8/31/95, due 9/1/95..............     70,000,000
  100,000    Fuji Securities, Inc., 5.80%,
             dated 8/28/95, due 9/5/95........    100,000,000
   70,000    Goldman, Sachs & Co., 5.70%,
             dated 8/31/95, due 9/1/95........     70,000,000
  100,000    HSBC Securities, Inc., 5.77%,
             dated 8/31/95, due 9/1/95........    100,000,000
   70,000    Merrill Lynch, Pierce,
             Fenner & Smith, Inc.,
             5.70%, dated 8/31/95, due
             9/1/95...........................     70,000,000

PRINCIPAL
  AMOUNT
  (000)                                            VALUE

 $100,000    Morgan Guaranty Trust Co.
             of New York,
             5.78%, dated 8/31/95,
             due 9/1/95....................... $  100,000,000
  100,000    NationsBank,
             5.79%, dated 8/28/95, due
             9/5/95...........................    100,000,000
  100,000    Nikko Securities Co.
             International, Inc.,
             5.82%, dated 8/28/95, due
             9/5/95...........................    100,000,000
   65,000    State Street Bank & Trust Co.,
             5.75%, dated 8/31/95, due
             9/1/95...........................     65,000,000
             TOTAL REPURCHASE AGREEMENTS
             (COST $1,045,170,000)............  1,045,170,000

SHARES
MUTUAL FUND SHARES -- 3.0%
43,204,547   Fidelity U.S. Treasury Income
             Portfolio (COST $43,204,547).....     43,204,547

             TOTAL INVESTMENTS
               (COST
               $1,456,362,787)........ 100.1%  1,456,362,787
             OTHER ASSETS AND
               LIABILITIES -- NET.....  (.1)      (1,101,928)
             NET ASSETS............... 100.0% $1,455,260,859

* Repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at August 31, 1995.
See accompanying notes to financial statements.
                                                                              31

                      EVERGREEN TREASURY MONEY MARKET FUND
(photo of coins)       STATEMENT OF ASSETS AND LIABILITIES
                                AUGUST 31, 1995

ASSETS:
   Investments in repurchase agreements........................................................................  $1,045,170,000
   Investments in securities...................................................................................     411,192,787
      Investments at value (identified cost $1,456,362,787)....................................................   1,456,362,787
   Interest receivable.........................................................................................       6,601,001
   Receivable for Fund shares sold.............................................................................         515,000
   Prepaid expenses............................................................................................           5,956
         Total assets..........................................................................................   1,463,484,744
LIABILITIES:
   Due to custodian bank.......................................................................................          76,618
   Dividends payable...........................................................................................       5,631,895
   Payable for Fund shares repurchased.........................................................................       1,900,000
   Accrued expenses............................................................................................         425,355
   Accrued advisory fee........................................................................................         190,017
         Total liabilities.....................................................................................       8,223,885
NET ASSETS.....................................................................................................  $1,455,260,859
NET ASSETS CONSIST OF:
   Paid-in capital.............................................................................................  $1,455,351,316
   Accumulated net realized loss on investment transactions....................................................         (90,457)
         Net assets............................................................................................  $1,455,260,859
CALCULATION OF NET ASSET VALUE PER SHARE:
   Class A Shares ($1,177,879,798 1,177,953,023 shares of beneficial interest
      outstanding).............................................................................................           $1.00
   Class Y Shares ($277,381,061 277,398,293 shares of beneficial interest outstanding).........................           $1.00

See accompanying notes to financial statements.
32

                      EVERGREEN TREASURY MONEY MARKET FUND
(photo of coins)            STATEMENT OF OPERATIONS
                       EIGHT MONTHS ENDED AUGUST 31, 1995


INVESTMENT INCOME:
   Interest......................................................................................                $47,674,921
EXPENSES:
   Advisory fee..................................................................................  $ 2,814,251
   Administrative personnel and services fees....................................................      601,034
   Distribution fee -- Class A Shares............................................................    1,896,720
   Custodian fee.................................................................................      181,166
   Registration and filing fees..................................................................      164,004
   Transfer agent fee............................................................................       62,175
   Reports and notices to shareholders...........................................................       37,780
   Professional fees.............................................................................       24,445
   Trustees' fees and expenses...................................................................       23,721
   Insurance.....................................................................................        2,843
   Miscellaneous.................................................................................       12,124
                                                                                                     5,820,263
   Less: Advisory fee waiver.....................................................................   (1,258,611)
      Net expenses...............................................................................                  4,561,652
Net investment income............................................................................                 43,113,269
Net realized loss on investments.................................................................                     (7,403)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.............................................                $43,105,866

See accompanying notes to financial statements.

                      EVERGREEN TREASURY MONEY MARKET FUND
(photo of coins)       STATEMENT OF CHANGES IN NET ASSETS

                                                                                           EIGHT MONTHS
                                                                                              ENDED          YEAR ENDED
                                                                                            AUGUST 31,      DECEMBER 31,
                                                                                               1995             1994
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income................................................................  $   43,113,269   $    28,172,647
   Net realized loss on investments.....................................................          (7,403)               --
      Net increase in net assets resulting from operations..............................      43,105,866        28,172,647
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME:
   Class A Shares.......................................................................     (33,495,553)      (18,913,691)
   Class Y Shares.......................................................................      (9,617,716)       (9,258,956)
      Total distributions to shareholders from net investment income....................     (43,113,269)      (28,172,647)
   IN EXCESS OF NET INVESTMENT INCOME:
   Class A Shares.......................................................................         (67,232)               --
   Class Y Shares.......................................................................         (15,822)               --
      Total distributions to shareholders in excess of net
         investment income..............................................................         (83,054)               --
         Total distributions to shareholders............................................     (43,196,323)      (28,172,647)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold............................................................   2,358,670,175     2,812,355,925
   Proceeds from reinvestment of distributions..........................................       5,178,570         4,558,410
   Payments for shares redeemed.........................................................  (1,826,468,286)   (2,526,526,774)
      Net increase resulting from Fund share transactions...............................     537,380,459       290,387,561
      Net increase in net assets........................................................     537,290,002       290,387,561
NET ASSETS:
   Beginning of period..................................................................     917,970,857       627,583,296
   End of period........................................................................  $1,455,260,859   $   917,970,857

See accompanying notes to financial statements.
34

                      EVERGREEN TREASURY MONEY MARKET FUND
(photo of coins)               FINANCIAL HIGHLIGHTS

                                                                CLASS A SHARES                             CLASS Y SHARES
                                                 EIGHT                               MARCH 6,      EIGHT
                                                 MONTHS                               1991*        MONTHS
                                                 ENDED      YEAR ENDED DECEMBER      THROUGH       ENDED      YEAR ENDED DECEMBER
                                               AUGUST 31,           31,            DECEMBER 31,  AUGUST 31,           31,
                                                 1995#      1994    1993    1992       1991        1995#      1994    1993    1992
PER SHARE DATA:
Net asset value, beginning of period..........    $1.00     $1.00   $1.00   $1.00      $1.00        $1.00     $1.00   $1.00   $1.00
Income from investment operations:
Net investment income.........................      .03       .04     .03     .03        .04          .04       .04     .03     .04
Less distributions to shareholders from net
  investment income...........................     (.03)     (.04)   (.03)   (.03)      (.04)        (.04)     (.04)   (.03)   (.04)
Net asset value, end of period................    $1.00     $1.00   $1.00   $1.00      $1.00        $1.00     $1.00   $1.00   $1.00
TOTAL RETURN+.................................     3.6%      3.8%    2.7%    3.4%       4.5%         3.8%      4.1%    3.0%    3.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
  (in millions)...............................   $1,178      $755    $261    $209       $100         $277      $163    $366    $286
Ratios to average net assets:
  Expenses**..................................     .63%++    .50%    .48%    .48%       .47%++       .33%++    .20%    .18%    .17%
  Net investment income**.....................    5.30%++   3.91%   2.70%   3.22%      4.95%++      5.60%++   3.78%   3.00%   3.61%


                                                  MARCH 6,
                                                   1991*
                                                  THROUGH
                                                DECEMBER 31,
                                                    1991
PER SHARE DATA:
Net asset value, beginning of period..........      $1.00
Income from investment operations:
Net investment income.........................        .05
Less distributions to shareholders from net
  investment income...........................       (.05)
Net asset value, end of period................      $1.00
TOTAL RETURN+.................................       4.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period
  (in millions)...............................       $265
Ratios to average net assets:
  Expenses**..................................       .20%++
  Net investment income**.....................      5.53%++

#  The Fund changed its fiscal year end from December 31 to August 31.
*  Commencement of operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were reimbursed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                CLASS A SHARES                             CLASS Y SHARES
                                                 EIGHT                               MARCH 6,      EIGHT
                                                 MONTHS                               1991*        MONTHS
                                                 ENDED      YEAR ENDED DECEMBER      THROUGH       ENDED      YEAR ENDED DECEMBER
                                               AUGUST 31,           31,            DECEMBER 31,  AUGUST 31,           31,
                                                 1995#      1994    1993    1992       1991        1995#      1994    1993    1992
Expenses......................................     .79%      .78%    .82%    .82%      1.08%         .49%      .48%    .52%    .52%
Net investment income.........................    5.14%     3.63%   2.36%   2.88%      4.34%        5.44%     3.50%   2.66%   3.26%

                                                  MARCH 6,
                                                   1991*
                                                  THROUGH
                                                DECEMBER 31,
                                                    1991
Expenses......................................       .52%
Net investment income.........................      5.21%

See accompanying notes to financial statements.

                     COMBINED NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND NAME CHANGES
     The Evergreen Money Market Funds (the "Funds") are separate series of open-end management companies registered under the Investment Company Act of 1940, as amended (the "Act"). The Evergreen Money Market Funds consist of Evergreen Money Market Fund ("Money Market"), Evergreen Tax-Exempt Money Market Fund ("Tax-Exempt") and Evergreen Treasury Money Market Fund ("Treasury"), known collectively as the Funds. Money Market is the sole series of Evergreen Money Market Trust, Tax-Exempt is a series of Evergreen Municipal Trust and Treasury is a series of Evergreen Investment Trust.
     Effective July 7, 1995, First Union Treasury Money Market Portfolio changed its name to Evergreen Treasury Money Market Fund and Evergeen Money Market Trust changed its name to Evergreen Money Market Fund.
NOTE 2 -- CHANGE IN FISCAL YEARS
     On March 15, 1995, its Trustees approved a change in Treasury's fiscal year from December 31 to August 31. These financial statements are as of and for the eight months ended August 31, 1995. On September 21, 1994, Money Market's Trustees approved a change in Money Market's fiscal year from October 31 to August 31. The financial statements for Money Market and Tax-Exempt are for the year ended August 31, 1995.
NOTE 3 -- ACQUISITION INFORMATION
     Effective July 7, 1995, Money Market acquired substantially all of First Union Money Market Portfolio's net assets, valued at $1.00 per share through a non-taxable exchange for 642,283,253 shares of Money Market. The aggregate net assets of Money Market immediately after the acquisition were $884,502,198.
     In addition, effective July 7, 1995, Tax-Exempt acquired substantially all of First Union Tax-Free Money Market Portfolio's net assets, valued at $1.00 per share through a non-taxable exchange for 604,175,076 shares of Tax-Exempt. The aggregate net assets of Tax-Exempt immediately after the acquisition were $952,382,736.
NOTE 4 -- SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.
     SECURITY VALUATIONS -- Portfolio securities are valued at amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a straight-line amortization of any discount or premium to maturity.
     SECURITY TRANSACTIONS -- Security transactions are accounted for on the date purchased or sold. Net realized gains or losses are determined on the identified cost basis.
     INVESTMENT INCOME AND EXPENSES -- Interest income and expenses are accrued daily. Premiums and discounts paid on securities are amortized or accreted into interest income.
     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the Federal Reserve Bank and are designated as being held on each Fund's behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis, and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the
36

                     COMBINED NOTES TO FINANCIAL STATEMENTS
NOTE 4 -- SIGNIFICANT ACCOUNTING POLICIES -- continued investment adviser to be creditworthy pursuant to guidelines established by each Funds' Trustees. Under certain circumstances, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.
     WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Funds record when-issued or delayed delivery transactions on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.
     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Dividends from net realized capital gains on investments, if any, will be distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from the amounts available for distribution under generally accepted accounting principles. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets. As of August 31, 1995, a reclassification has been made for Treasury to increase undistributed net investment income by $83,054 and for Tax-Exempt and Treasury to increase (decrease) accumulated losses on investments by ($124,353) and $83,054, respectively, with offsetting adjustments made to paid-in-capital.
     INCOME TAXES -- It is the Funds' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and other net income to its shareholders. Accordingly, no provisions for Federal income or excise taxes are necessary. To the extent that realized capital gains can be offset by capital loss carryforwards, it is the Fund's policy not to distribute such gains.
     At August 31, 1995 the Funds had capital loss carryforwards in the following amounts:

                                              EXPIRATION
                                      2001       2002        2003
Money Market.....................      --         --       $521,065
Tax-Exempt.......................   $175,647      --         15,847
Treasury.........................      --       $83,054       --

     Capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. Tax-Exempt and Treasury have incurred and will elect to defer $58,452 and $7,403, respectively of such capital losses.
     DEFERRED EXPENSES -- The costs incurred by Treasury with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering the shares, have been deferred and are being amortized using the straight-line method not to exceed a period of five years from the Fund's commencement of operations, March 6, 1991.
     ALLOCATION OF EXPENSES -- Expenses specifically identifiable to a class of shares are charged to that class. Expenses common to a Trust as a whole are allocated to the funds in that Trust. Net investment income (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.
NOTE 5 -- INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES INVESTMENT ADVISORY AGREEMENTS -- First Union National Bank of North
Carolina ("First Union"), is entitled to an annual fee of .35 of 1% of Treasury's average daily net assets pursuant to Treasury's investment advisory agreement. For the eight-
                                                                              37

                     COMBINED NOTES TO FINANCIAL STATEMENTS
NOTE 5 -- INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES -- continued
month period ended August 31, 1995, First Union voluntarily waived $1,258,611 of its advisory fee. First Union can modify or terminate this voluntary waiver at any time.
     Pursuant to an agreement with Money Market's and Tax-Exempt's investment adviser, Evergreen Asset Management Corp. (Evergreen Asset), a wholly owned subsidiary of First Union, Evergreen Asset is entitled to an annual fee based on Money Market's and Tax-Exempts average daily net assets, for the year ended August 31, 1995, in accordance with the following schedule:
       First $1 billion     0.50%
       Over $1 billion   0.45%
     Pursuant to this agreement, Evergreen Asset also furnishes Money Market and Tax-Exempt with administrative services. Evergreen Asset has agreed to reimburse Money Market and Tax-Exempt to the extent that the Funds' operating expenses (including the investment advisory fee but excluding interest, taxes, brokerage commissions, 12b-1 distribution and shareholder services fees and extraordinary expense) exceeds 1.00% of its average daily net assets for any fiscal year. For the year ended August 31, 1995, the expenses of Money Market and Tax-Exempt did not exceed this limit. For the year ended August 31, 1995, Evergreen Asset voluntarily waived $732,723 and $558,942 of its advisory fee and reimbursed class specific expenses amounting to $17,362 and $9,089 for Money Market and Tax-Exempt, respectively. Evergreen Asset can modify or terminate these voluntary waivers at any time.
     Lieber & Company, an affiliate of First Union is the investment sub-adviser to Money Market and Tax-Exempt. Lieber & Company is reimbursed by the Adviser at no additional expense to the Funds.
     During the year ended August 31, 1995, Tax-Exempt entered into stand-by purchase agreements ("agreements") with First Union with regards to securities issued by Orange County, California. The agreements enabled the securities to be valued at par, which was $300,000 in excess of the securities fair market value on the date of the issuance. The increase in the value is deemed to be a voluntary contribution of capital to offset the loss in value. The agreements were exercised during the year and accordingly, the securities were sold to First Union at par.
     ADMINISTRATION AGREEMENT -- Until July 7, 1995, Federated Investor Services ("FAS") provided Treasury with certain administrative personnel and services including certain clerical and recordkeeping services. In addition, certain of the Fund's officers and Trustees were officers or directors of FAS. FAS' fee was based on the level of average net assets of Treasury's Trust for the period, subject to a minimum fee. Effective July 7, 1995, Evergreen Asset, became Treasury's Administrator and Furman Selz, Incorporated ("Furman Selz") became the sub-administrator. Officers of Furman Selz became officers of all of the Funds. Evergreen Asset's fee and Furman Selz' fee is based on the average daily net assets of all the funds administered by Evergreen Asset for which First Union or Evergreen Asset is also investment adviser. Such fee is calculated at the following annual rates:

  ADMINISTRATION FEE                 AVERAGE DAILY NET ASSETS
       0.050%                         on the first $7 billion
       0.035%                         on the next $3 billion
       0.030%                         on the next $5 billion
       0.020%                         on the next $10 billion
       0.015%                         on the next $5 billion
       0.010%                         in excess of $30 billion

SUB-ADMINISTRATION FEE               AVERAGE DAILY NET ASSETS
       0.0100%                        on the first $7 billion
       0.0075%                        on the next $3 billion
       0.0050%                        on the next $15 billion
       0.0040%                        in excess of $25 billion


                     COMBINED NOTES TO FINANCIAL STATEMENTS
NOTE 5 -- INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES -- continued
     At August 31, 1995, assets for which Evergreen Asset was the administrator for which either Evergreen Asset or First Union was investment adviser totaled approximately $9.8 billion.
     PLANS OF DISTRIBUTION -- The Funds have adopted for their Class A shares and Class B shares (Money Market only) Distribution Plans (the "Plans") pursuant to Rule 12b-1 under the Act. (See Note 6) Under the terms of the Plans, the
Funds may incur distribution-related and shareholder servicing expenses which may not exceed .75 of 1% for Class A shares for Money Market and Tax-Exempt and
 .35 of 1% for Class A shares for Treasury. The payments for Money Market's Class B shares may not exceed it. The payments for Class A for each of the Funds were voluntarily limited to .30 of 1% of average daily net assets. Such fees are accrued daily and paid monthly.
     In connection with their Plans, Money Market and Tax-Exempt have entered into distribution agreements with Evergreen Funds Distributor, Inc. ("EFD"), a subsidiary of Furman Selz whereby Money Market and Tax-Exempt will compensate
EFD for its services at a rate which may not exceed .30 of 1% of Class A average daily net assets and 1% of Class B average daily net assets (Money Market only). A portion of Money Market's Class B Plan, up to .25 of 1% of average daily net assets may constitute a shareholder service fee. EFD has entered into a Shareholder Services Agreement with First Union Brokerage Services ("FUBS"), an affiliate of First Union, whereby EFD will compensate FUBS for certain services provided to shareholders and/or maintenance of shareholder accounts relating to Money Market's Class B shares. At August 31, 1995, $836 remains payable from Money Market to EFD related to the Shareholder Services Plan.
     In connection with its Plan, prior to July 7, 1995, Treasury had entered into distribution agreements with Federated Securities Corp. ("FSC") whereby Treasury compensated FSC for its services at a rate which did not exceed .30 of 1% of Class A average daily net assets. Effective July 7, 1995, Treasury entered into a distribution agreement with EFD whereby Treasury will compensate EFD for its services at a rate which may not exceed .30 of 1% of Class A average daily net assets.
NOTE 6 -- SHARES OF BENEFICIAL INTEREST
     Money Market and Tax-Exempt have an unlimited number of $0.0001 par value shares of beneficial interest authorized. Treasury has an unlimited number of no par value shares of beneficial interest authorized. The shares are divided into classes which are designated Class Y, Class A and Class B shares (Money Market only). Class Y shares are available only to investment advisory clients of First Union and its affiliates, certain institutional investors or Class Y shareholders of record of certain other funds managed by the First Union and its affiliates as of December 30, 1994. The classes have identical voting, dividend, liquidation and other rights, except that Class A and Class B shares bear distribution expenses (see Note 5) and have exclusive voting rights with respect to their distribution plans.
                                                                              39

                     COMBINED NOTES TO FINANCIAL STATEMENTS
NOTE 6 -- SHARES OF BENEFICIAL INTEREST -- continued
     Transactions in shares of beneficial interest (valued at $1.00 per share) were as follows:

                                                                                             YEAR ENDED       TEN MONTHS ENDED
MONEY MARKET                                                                               AUGUST 31, 1995     AUGUST 31, 1994
CLASS A*
Shares sold.............................................................................      263,807,185                   --
Shares issued from acquisition of First Union Money Market Portfolio....................      577,090,623                   --
Shares issued from reinvestment of distributions........................................        1,073,970                   --
Shares redeemed.........................................................................     (156,830,783)                  --
Net increase............................................................................      685,140,995                   --
CLASS B**
Shares sold.............................................................................        1,222,632                   --
Shares issued from acquisition of First Union Money Market Portfolio....................        8,848,122                   --
Shares issued from reinvestment of distributions........................................           41,082                   --
Shares redeemed.........................................................................       (2,185,089)                  --
Net increase............................................................................        7,926,747                   --
CLASS Y
Shares sold.............................................................................    1,484,885,160        1,123,908,685
Shares issued from acquisition of First Union Money Market Portfolio....................       56,344,508                   --
Shares issued from reinvestment of distributions........................................       13,226,417            8,126,641
Shares redeemed.........................................................................   (1,544,913,353)      (1,157,797,109)
Net increase (decrease).................................................................        9,542,732          (25,761,783)
Total net increase (decrease) resulting from Fund share transactions....................      702,610,474          (25,761,783)

                                                                                             YEAR ENDED          YEAR ENDED
TAX-EXEMPT                                                                                 AUGUST 31, 1995     AUGUST 31, 1994
CLASS A***
Shares sold.............................................................................      126,822,267                   --
Shares issued from acquisition of First Union Tax-Free Money Market Portfolio...........      529,834,393                   --
Shares issued from reinvestment of distributions........................................          499,871                   --
Shares redeemed.........................................................................     (102,091,382)                  --
Net increase............................................................................      555,065,149                   --
CLASS Y
Shares sold.............................................................................      396,597,152          438,032,706
Shares issued from acquisition of First Union Tax-Free Money Market Portfolio...........       74,340,683                   --
Shares issued from reinvestment of distributions........................................       12,777,605           10,143,045
Shares redeemed.........................................................................     (464,546,791)        (447,132,393)
Net increase............................................................................       19,168,649            1,043,358
Total net increase resulting from Fund share transactions...............................      574,233,798            1,043,358

                     COMBINED NOTES TO FINANCIAL STATEMENTS
NOTE 6 -- SHARES OF BENEFICIAL INTEREST -- continued

                                                                                            EIGHT MONTHS
                                                                                                ENDED            YEAR ENDED
TREASURY                                                                                   AUGUST 31, 1995    DECEMBER 31, 1994
CLASS A
Shares sold.............................................................................    1,854,109,537        2,181,392,175
Shares issued from reinvestment of distributions........................................        5,178,018            4,558,410
Shares redeemed.........................................................................   (1,436,384,809)      (1,692,374,918)
Net increase............................................................................      422,902,746          493,575,667
CLASS Y
Shares sold.............................................................................      504,560,638          630,963,750
Shares issued from reinvestment of distributions........................................              552                   --
Shares redeemed.........................................................................     (390,083,477)        (834,151,856)
Net increase (decrease).................................................................      114,477,713         (203,188,106)
Total net increase resulting from Fund share transactions...............................      537,380,459          290,387,561

* Class share activity reflects the period from commencement of class operations, January 4, 1995 through August 31, 1995.
** Class share activity reflects the period from commencement of class operations, January 26, 1995 through August 31, 1995.
*** Class share activity reflects the period from commencement of class operations, January 5, 1995 through August 31, 1995.
NOTE 7 -- CONCENTRATION OF CREDIT RISK
     Each Fund maintains a diversified portfolio of money market instruments which are deemed, under Rule 2a-7 of the Act to have a maturity of 397 days or less and whose ratings are determined to be of eligible quality under Securities and Exchange Commission rules. The ability of the issuers of the securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state, region or country. Certain instruments may be entitled to the benefit of standby letters of credit or other guarantees of banks or other financial institutions.
NOTE 8 -- SUBSEQUENT EVENT
     On September 19, 1995, the Funds' management signed Agreements and Plans of Reorganization to exchange substantially all of the net assets of certain mutual funds ("FFB Funds") advised by First Fidelity Bancorporation listed below for shares of the Funds. The FFB Funds' Trustees have called a special meeting of the FFB Funds' shareholders to consider the proposed transactions. If the transactions are consummated, the reorganizations are scheduled to take place on or about January 19, 1996.

                                                 NET ASSETS          ACQUIRING
FFB FUND TO BE ACQUIRED                      AT AUGUST 31, 1995    EVERGREEN FUND
FFB Cash Management Fund                       $769.5 million      Money Market
Lexicon Cash Management Fund                     98.3 million      Money Market
FFB Tax-Free Money Market Fund                  103.7 million      Tax-Exempt
FFB U.S. Treasury Fund                          887.3 million      Treasury
FFB 100% U.S. Treasury Fund                      25.4 million      Treasury
FFB U.S. Government Fund                        237.3 million      Treasury

                       REPORT OF INDEPENDENT ACCOUNTANTS
TO THE TRUSTEES AND SHAREHOLDERS OF
  EVERGREEN MONEY MARKET FUND AND
  EVERGREEN TAX-EXEMPT MONEY MARKET FUND
     In our opinion, the accompanying Statements of Assets and Liabilities, including the Statements of Investments, and the related Statements of Operations and of Changes in Net Assets and the Financial Highlights present fairly, in all material respects, the financial position of Evergreen Money Market Fund and Evergreen Tax-Exempt Money Market Fund (one of the Evergreen Municipal Trust Portfolios), (the "Funds"), at August 31, 1995, the results of each of their operations for the year then ended, the changes in the net assets of Evergreen Money Market Fund for the year then ended and for the ten-month period ended August 31, 1994, the changes in the net assets of Evergreen Tax-Exempt Money Market Fund for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1995 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York
October 24, 1995
42

                          INDEPENDENT AUDITORS' REPORT
THE TRUSTEES AND SHAREHOLDERS OF
  EVERGREEN TREASURY MONEY MARKET FUND:
     We have audited the accompanying statement of assets and liabilities, including the statement of investments, for Evergreen Treasury Money Market Fund (formerly First Union Treasury Money Market Portfolio) as of August 31, 1995, and the related statements of operations for the eight-month period ended August 31, 1995, and changes in net assets for the eight-month period ended August 31, 1995 and the year ended December 31, 1994, and the financial highlights for each of the years or periods from March 6, 1991 (commencement of operations) through August 31, 1995. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the overall accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provides a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Evergreen Treasury Money Market Fund as of August 31, 1995, and the results of its operations, changes in its net assets and the financial highlights for each of the periods listed above, in conformity with generally accepted accounting principles.
                                      KPMG PEAT MARWICK LLP
Pittsburgh, Pennsylvania
October 16, 1995
         (The following text is enclosed in a box):

                FEDERAL INCOME TAX STATUS OF DIVIDENDS (UNAUDITED)
        100% of the dividends distributed by Tax Exempt Money Market Fund for the year ended August 31, 1995 are exempt from federal income tax, other than alternative minimum tax.

          (blank page)

                             TRUSTEES AND OFFICERS
                              TRUSTEES:
                              Mr. Laurence B. Ashkin*
                              Mr. Foster Bam*
                              Mr. James S. Howell, Chairman
                              Mr. Robert J. Jeffries*
                              Mr. Gerald M. McDonnell
                              Mr. Thomas L. McVerry
                              Mr. William W. Pettit
                              Mr. Russell A. Salton, III M.D.
                              Mr. Michael S. Scofield
                              OFFICERS:
                              John J. Pileggi
                              President and Treasurer
                              Joan V. Fiore
                              Secretary
                              Sheryl Hirschfeld
                              Assistant Secretary
                              Donald E. Brostrom
                              Assistant Treasurer
                              Stephen W. St. Clair
                              Assistant Treasurer
     * Not a Trustee for Evergreen Treasury Money Market Fund.

  NOT       May lose value
 FDIC       No bank guarantee
INSURED
(The above text is enclosed in a box.)
Evergreen Funds Distributor, Inc.                536901
                                                 11/95